Not FDIC Insured May Lose Value No Bank Guarantee
FAS-Q3PH

Statements of Investments
(unaudited)
Franklin Conservative Allocation Fund 2
Franklin Corefolio Allocation Fund 4
Franklin Global Allocation Fund 5
Franklin Growth Allocation Fund 14
Franklin LifeSmart
™
Retirement Income Fund 16
Franklin LifeSmart
™
2020 Retirement Target Fund 18
Franklin LifeSmart
™
2025 Retirement Target Fund 20
Franklin LifeSmart
™
2030 Retirement Target Fund 22
Franklin LifeSmart
™
2035 Retirement Target Fund 24
Franklin LifeSmart
™
2040 Retirement Target Fund 26
Franklin LifeSmart
™
2045 Retirement Target Fund 28
Franklin LifeSmart
™
2050 Retirement Target Fund 29
Franklin LifeSmart
™
2055 Retirement Target Fund 30
Franklin LifeSmart
™
2060 Retirement Target Fund 31
Franklin Moderate Allocation Fund 32
Notes to Statements of Investments 34

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin Conservative Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 330,398 $ 6,738,236
Domestic Equity 35.0%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 1,538,658 59,115,249
a
Franklin Growth Fund, Class R6 ........................................ 794,612 121,090,903
a
Franklin LibertyQ U.S. Equity ETF ....................................... 543,501 22,919,437
a
Franklin U.S. Core Equity (IU) Fund ..................................... 15,332,024 225,840,718
Vanguard S&P 500 ETF .............................................. 84,735 33,419,484
462,385,791
Domestic Fixed Income 51.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 2,842,019 32,001,135
a
Franklin Liberty High Yield Corporate ETF ................................. 2,192,237 57,940,386
a
Franklin Liberty Investment Grade Corporate ETF ........................... 988,153 25,642,570
a
Franklin Liberty Senior Loan ETF ....................................... 1,314,542 32,863,550
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,413,074 288,750,772
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,141,478 51,438,302
Schwab U.S. TIPS ETF ............................................... 829,926 51,936,769
a
Western Asset Core Plus Bond Fund, Class S .............................. 7,841,930 94,416,691
a
Western Asset Short-Term Bond Fund, Class IS ............................ 9,927,229 39,014,009
674,004,184
Foreign Equity 10.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 1,160,357 13,320,899
a
Franklin FTSE Europe ETF ............................................ 187,577 5,303,627
a
Franklin International Core Equity (IU) Fund ............................... 4,074,622 52,155,163
a
Franklin International Growth Fund, Class R6 .............................. 479,019 10,567,153
iShares MSCI EAFE Value ETF ......................................... 209,573 10,656,787
a
Templeton Developing Markets Trust, Class R6 ............................. 519,125 12,531,680
a
Templeton Foreign Fund, Class R6 ...................................... 3,507,287 26,444,941
130,980,250
Foreign Fixed Income 2.5%
a,b
Franklin Liberty International Aggregate Bond ETF .......................... 1,330,673 33,466,426
b
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,139,802,732) ..............................................................
1,307,574,887
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 7,625,312 7,625,312
Total Money Market Funds (Cost $7,625,312) ...................................
7,625,312

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Conservative Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
Short Term Investments
(continued)
a a
Principal
Amount
a
Value
Repurchase Agreements 0.0%
†
d
Joint Repurchase Agreement, 0.028%, 10/01/21 (Maturity Value $888,965)
BNP Paribas Securities Corp. (Maturity Value $549,087)
Deutsche Bank Securities, Inc. (Maturity Value $108,045)
HSBC Securities (USA), Inc. (Maturity Value $231,833)
Collateralized by U.S. Government Agency Securities, 2.5% - 4%, 4/20/27 - 4/20/51;
and U.S. Treasury Notes, 0.25% - 2%, 6/30/25 - 8/15/25 (valued at $906,937) .... $ 888,965 $ 888,964
Total Repurchase Agreements (Cost $888,964) ..................................
888,964
Total Short Term Investments (Cost $8,514,276 ) .................................
8,514,276
a
Total Investments (Cost $1,148,317,008) 99.7% ..................................
$1,316,089,163
Other Assets, less Liabilities 0.3% .............................................
3,084,868
Net Assets 100.0% ...........................................................
$1,319,174,031
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.
d
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At September 30, 2021, all repurchase agreements had been entered into on that date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin Corefolio Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
100.1%
Domestic Equity 76.2%
a
Franklin Growth Fund, Class R6 ........................................ 1,718,954 $ 261,951,339
a
Franklin Growth Opportunities Fund, Class R6 ............................. 3,904,243 264,902,865
a
Franklin Mutual Shares Fund, Class R6 ................................... 8,892,341 258,322,514
785,176,718
Foreign Equity 23.9%
a
Templeton Growth Fund, Inc., Class R6 ................................... 9,990,847 245,774,847
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$589,406,901) ...............................................................
1,030,951,565
a a a a
Short Term Investments 0.0%
†
a
Money Market Funds 0.0%
†
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 441,278 441,278
Total Money Market Funds (Cost $441,278) .....................................
441,278
Total Short Term Investments (Cost $441,278 ) ..................................
441,278
a
Total Investments (Cost $589,848,179) 100.1% ..................................
$1,031,392,843
Other Assets, less Liabilities (0.1)% ...........................................
(1,054,678)
Net Assets 100.0% ...........................................................
$1,030,338,165
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin Global Allocation Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 63.5%
Aerospace & Defense 0.8%
Raytheon Technologies Corp. ............................ United States 312,000 $ 26,819,520
Air Freight & Logistics 0.9%
Deutsche Post AG ..................................... Germany 260,000 16,303,847
United Parcel Service, Inc., B ............................ United States 64,600 11,763,660
28,067,507
Automobiles 1.0%
Daimler AG .......................................... Germany 115,000 10,146,207
Toyota Motor Corp. .................................... Japan 1,137,000 20,258,368
30,404,575
Banks 5.0%
Banco Bilbao Vizcaya Argentaria SA ....................... Spain 2,970,000 19,602,967
Bank of America Corp. ................................. United States 700,100 29,719,245
Citigroup, Inc. ........................................ United States 79,300 5,565,274
Commonwealth Bank of Australia ......................... Australia 175,000 12,981,423
HSBC Holdings plc .................................... United Kingdom 1,470,000 7,685,301
JPMorgan Chase & Co. ................................. United States 275,300 45,063,857
Royal Bank of Canada ................................. Canada 118,000 11,738,990
US Bancorp ......................................... United States 419,000 24,905,360
157,262,417
Beverages 1.5%
Coca-Cola Co. (The) ................................... United States 338,000 17,734,860
Constellation Brands, Inc., A ............................. United States 56,700 11,946,123
PepsiCo, Inc. ........................................ United States 117,000 17,597,970
47,278,953
Biotechnology 0.9%
AbbVie, Inc. ......................................... United States 272,000 29,340,640
Building Products 0.5%
Trane Technologies plc ................................. United States 85,000 14,675,250
Capital Markets 1.6%
Hong Kong Exchanges & Clearing Ltd. ..................... Hong Kong 82,000 5,038,910
Morgan Stanley ....................................... United States 285,000 27,733,350
S&P Global, Inc. ...................................... United States 44,700 18,992,583
51,764,843
Chemicals 0.8%
BASF SE ........................................... Germany 177,000 13,417,840
Linde plc ............................................ United Kingdom 44,000 12,908,720
26,326,560
Communications Equipment 0.4%
Cisco Systems, Inc. ................................... United States 242,500 13,199,275
Diversified Telecommunication Services 0.3%
Verizon Communications, Inc. ............................ United States 200,500 10,829,005
Electric Utilities 1.8%
Duke Energy Corp. .................................... United States 260,000 25,373,400
Iberdrola SA ......................................... Spain 1,066,000 10,723,960
NextEra Energy, Inc. ................................... United States 132,000 10,364,640
Southern Co. (The) .................................... United States 184,000 11,402,480
57,864,480

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment 0.5%
Mitsubishi Electric Corp. ................................ Japan 1,132,600 $ 15,740,416
Electronic Equipment, Instruments & Components 0.4%
TE Connectivity Ltd. ................................... United States 93,000 12,761,460
Entertainment 0.9%
Electronic Arts, Inc. .................................... United States 87,000 12,375,750
Nintendo Co. Ltd. ..................................... Japan 32,100 15,340,040
27,715,790
Equity Real Estate Investment Trusts (REITs) 1.2%
Alexander's, Inc. ...................................... United States 12,678 3,304,140
American Tower Corp. .................................. United States 61,500 16,322,715
Prologis, Inc. ......................................... United States 136,000 17,058,480
36,685,335
Food & Staples Retailing 0.5%
Walmart, Inc. ........................................ United States 110,200 15,359,676
Food Products 1.0%
Mondelez International, Inc., A ............................ United States 250,000 14,545,000
Nestle SA ........................................... Switzerland 137,641 16,587,043
31,132,043
Health Care Equipment & Supplies 0.8%
Danaher Corp. ....................................... United States 46,000 14,004,240
Medtronic plc ........................................ United States 98,000 12,284,300
26,288,540
Health Care Providers & Services 1.5%
Anthem, Inc. ......................................... United States 46,900 17,484,320
UnitedHealth Group, Inc. ................................ United States 78,000 30,477,720
47,962,040
Hotels, Restaurants & Leisure 0.4%
McDonald's Corp. ..................................... United States 53,000 12,778,830
Household Durables 0.7%
Sony Group Corp. ..................................... Japan 206,600 22,936,474
Household Products 0.8%
Procter & Gamble Co. (The) ............................. United States 180,000 25,164,000
Industrial Conglomerates 1.8%
Hitachi Ltd. .......................................... Japan 284,000 16,801,641
Honeywell International, Inc. ............................. United States 110,500 23,456,940
Siemens AG ......................................... Germany 95,697 15,650,668
55,909,249
Insurance 1.8%
AIA Group Ltd. ....................................... Hong Kong 897,000 10,319,387
Allianz SE ........................................... Germany 25,000 5,600,901
MetLife, Inc. ......................................... United States 273,300 16,870,809
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen .. Germany 38,000 10,368,586
Sun Life Financial, Inc. ................................. Canada 253,000 13,020,958
56,180,641
Interactive Media & Services 2.6%
a
Alphabet, Inc., A ...................................... United States 15,000 40,102,800
a
Facebook, Inc., A ..................................... United States 82,000 27,829,980

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Interactive Media & Services (continued)
Tencent Holdings Ltd. .................................. China 230,000 $ 13,730,626
81,663,406
Internet & Direct Marketing Retail 1.7%
a
Amazon.com, Inc. ..................................... United States 13,000 42,705,520
a
Pinduoduo , Inc., ADR .................................. China 125,000 11,333,750
54,039,270
IT Services 2.0%
Cognizant Technology Solutions Corp., A .................... United States 211,200 15,673,152
Fujitsu Ltd. .......................................... Japan 92,000 16,625,381
Mastercard , Inc., A .................................... United States 54,000 18,774,720
Visa, Inc., A .......................................... United States 54,000 12,028,500
63,101,753
Life Sciences Tools & Services 0.4%
a
Illumina, Inc. ......................................... United States 29,000 11,762,690
Machinery 1.4%
Deere & Co. ......................................... United States 65,000 21,779,550
Stanley Black & Decker, Inc. ............................. United States 68,300 11,973,673
Volvo AB, B .......................................... Sweden 490,000 10,942,979
44,696,202
Marine 0.5%
AP Moller - Maersk A/S, B ............................... Denmark 5,655 15,307,879
Media 0.4%
Comcast Corp., A ..................................... United States 217,700 12,175,961
Metals & Mining 2.0%
Agnico Eagle Mines Ltd. ................................ Canada 210,000 10,892,450
BHP Group plc ....................................... Australia 665,000 16,752,371
Fortescue Metals Group Ltd. ............................. Australia 380,000 4,046,087
Newmont Corp. ....................................... United States 220,000 11,946,000
Rio Tinto plc ......................................... Australia 322,000 21,105,437
64,742,345
Multiline Retail 0.8%
a
Dollar Tree, Inc. ...................................... United States 76,900 7,360,868
Target Corp. ......................................... United States 78,000 17,844,060
25,204,928
Multi-Utilities 0.7%
Dominion Energy, Inc. .................................. United States 150,000 10,953,000
RWE AG ............................................ Germany 275,000 9,698,386
20,651,386
Oil, Gas & Consumable Fuels 2.8%
Canadian Natural Resources Ltd. ......................... Canada 385,000 14,073,765
Chevron Corp. ....................................... United States 305,000 30,942,250
Eni SpA ............................................ Italy 1,850,000 24,669,067
TotalEnergies SE ..................................... France 410,000 19,596,316
89,281,398
Personal Products 0.3%
Unilever plc .......................................... United Kingdom 187,000 10,122,748
Pharmaceuticals 3.8%
AstraZeneca plc ...................................... United Kingdom 207,000 24,944,395

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co. ................................ United States 260,000 $ 15,384,200
Eisai Co. Ltd. ........................................ Japan 198,000 14,831,682
Eli Lilly & Co. ........................................ United States 27,800 6,423,190
Johnson & Johnson ................................... United States 100,000 16,150,000
Novo Nordisk A/S, B ................................... Denmark 157,000 15,132,456
Pfizer, Inc. ........................................... United States 305,000 13,118,050
Takeda Pharmaceutical Co. Ltd. .......................... Japan 399,500 13,176,620
119,160,593
Road & Rail 1.0%
Canadian National Railway Co. ........................... Canada 95,000 11,006,907
Union Pacific Corp. .................................... United States 107,000 20,973,070
31,979,977
Semiconductors & Semiconductor Equipment 4.7%
Analog Devices, Inc. ................................... United States 100,000 16,748,000
Applied Materials, Inc. .................................. United States 125,000 16,091,250
Broadcom, Inc. ....................................... United States 35,000 16,972,550
Lam Research Corp. ................................... United States 17,000 9,675,550
NVIDIA Corp. ........................................ United States 63,000 13,051,080
Taiwan Semiconductor Manufacturing Co. Ltd., ADR ........... Taiwan 250,000 27,912,500
Texas Instruments, Inc. ................................. United States 158,100 30,388,401
Tokyo Electron Ltd. .................................... Japan 39,500 17,450,261
148,289,592
Software 4.9%
a
Adobe, Inc. .......................................... United States 25,000 14,393,000
Intuit, Inc. ........................................... United States 33,000 17,803,830
Microsoft Corp. ....................................... United States 200,000 56,384,000
Oracle Corp. ......................................... United States 186,000 16,206,180
a
salesforce.com, Inc. ................................... United States 47,000 12,747,340
a
ServiceNow , Inc. ...................................... United States 15,000 9,334,050
a
Synopsys, Inc. ....................................... United States 50,000 14,970,500
a
Workday, Inc., A ...................................... United States 51,000 12,744,390
154,583,290
Specialty Retail 3.0%
Home Depot, Inc. (The) ................................. United States 59,000 19,367,340
Lowe's Cos., Inc. ...................................... United States 95,000 19,271,700
a
O'Reilly Automotive, Inc. ................................ United States 28,000 17,109,680
TJX Cos., Inc. (The) ................................... United States 232,700 15,353,546
Tractor Supply Co. .................................... United States 118,000 23,907,980
95,010,246
Technology Hardware, Storage & Peripherals 1.1%
Apple, Inc. .......................................... United States 250,000 35,375,000
Textiles, Apparel & Luxury Goods 0.6%
NIKE, Inc., B ......................................... United States 120,000 17,427,600
Trading Companies & Distributors 0.6%
ITOCHU Corp. ....................................... Japan 625,600 18,221,217
Wireless Telecommunication Services 0.4%
KDDI Corp. .......................................... Japan 418,300 13,771,740
Total Common Stocks (Cost $1,838,030,579) ....................................
2,007,016,740

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country Shares
a
Value
a a a a a a
Management Investment Companies 8.8%
Capital Markets 8.8%
iShares Core MSCI Emerging Markets ETF .................. United States 1,600,000 $ 98,816,000
iShares J.P. Morgan USD Emerging Markets Bond ETF ......... United States 280,000 30,816,800
b
Templeton Global Bond Fund, Class R6 .................... United States 13,440,735 120,428,982
VanEck J.P. Morgan EM Local Currency Bond ETF ............ United States 985,000 29,520,450
279,582,232
Total Management Investment Companies (Cost $300,210,428) ...................
279,582,232
Principal
Amount
*
Corporate Bonds 4.3%
Automobiles 0.0%
†
Ford Motor Co. , Senior Note , 4.346% , 12/08/26 ............... United States 1,207,000 1,286,964
Banks 1.5%
c
Australia & New Zealand Banking Group Ltd. , Sub. Bond , 144A,
2.57% to 11/25/30, FRN thereafter , 11/25/35 ................ Australia 6,687,000 6,496,494
d
Bank of America Corp. , U , Junior Sub. Bond , 5.2% to 6/01/23, FRN
thereafter , Perpetual ................................. United States 3,994,000 4,111,324
Bank of Montreal , Senior Note , 1.85% , 5/01/25 ............... Canada 1,524,000 1,568,773
Barclays plc , Senior Note , 2.852% to 5/07/25, FRN thereafter ,
5/07/26 ........................................... United Kingdom 6,250,000 6,567,089
HSBC Holdings plc , Sub. Bond , 4.25% , 8/18/25 ............... United Kingdom 6,128,000 6,724,999
d
JPMorgan Chase & Co. , Q , Junior Sub. Bond , 5.15% to 5/01/23,
FRN thereafter , Perpetual ............................. United States 4,045,000 4,166,352
Mitsubishi UFJ Financial Group, Inc. , Senior Bond , 3.287% , 7/25/27 Japan 1,690,000 1,845,772
c
Societe Generale SA , Senior Note , 144A, 2.625% , 1/22/25 ...... France 6,354,000 6,599,691
Sumitomo Mitsui Financial Group, Inc. , Sub. Bond , 3.202% , 9/17/29 Japan 1,464,000 1,542,844
Toronto-Dominion Bank (The) , Sub. Bond , 3.105% to 4/22/25, FRN
thereafter , 4/22/30 ................................... Canada 4,900,000 CAD 4,054,756
d
Wells Fargo & Co. , S , Junior Sub. Bond , 5.9% to 6/15/24, FRN
thereafter , Perpetual ................................. United States 1,504,000 1,619,620
Westpac Banking Corp. , Sub. Bond , 2.894% to 2/04/25, FRN
thereafter , 2/04/30 ................................... Australia 1,503,000 1,556,796
46,854,510
Biotechnology 0.0%
†
c
Grifols SA , Senior Note , 144A, 3.2% , 5/01/25 ................ Spain 527,000 EUR 613,394
Capital Markets 0.2%
Nomura Holdings, Inc. , Senior Bond , 3.103% , 1/16/30 .......... Japan 6,225,000 6,490,784
Chemicals 0.1%
c
Braskem Netherlands Finance BV , Senior Bond , 144A, 4.5% ,
1/31/30 ........................................... Brazil 1,258,000 1,340,085
c
INEOS Quattro Finance 1 plc , Senior Note , 144A, 3.75% , 7/15/26 . United Kingdom 1,051,000 EUR 1,253,232
2,593,317
Communications Equipment 0.0%
†
c
CommScope Technologies LLC , Senior Note , 144A, 5% , 3/15/27 .. United States 954,000 908,857
Consumer Finance 0.1%
c,d
Volkswagen International Finance NV , Senior Bond , Reg S, 3.5% to
6/17/25, FRN thereafter , Perpetual ....................... Germany 3,200,000 EUR 3,985,608
Containers & Packaging 0.1%
c
Mauser Packaging Solutions Holding Co. ,
Senior Note, 144A, 7.25%, 4/15/25 ...................... United States 954,000 949,421
Senior Secured Note, 144A, 5.5%, 4/15/24 ................ United States 313,000 316,130

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Containers & Packaging (continued)
c
Trivium Packaging Finance BV , Senior Secured Note , 144A, 3.75% ,
8/15/26 ........................................... Netherlands 521,000 EUR $ 618,927
1,884,478
Diversified Telecommunication Services 0.1%
c
Altice France Holding SA , Senior Note , 144A, 6% , 2/15/28 ...... Luxembourg 1,243,000 1,195,667
c
CCO Holdings LLC / CCO Holdings Capital Corp. , Senior Bond ,
144A, 4.5% , 8/15/30 ................................. United States 300,000 309,891
1,505,558
Energy Equipment & Services 0.1%
c
Weatherford International Ltd. , Senior Secured Note , 144A, 6.5% ,
9/15/28 ........................................... United States 3,800,000 3,918,750
Health Care Providers & Services 0.1%
Centene Corp. , Senior Note , 3.375% , 2/15/30 ................ United States 1,523,000 1,578,666
c
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.875%, 4/15/29 .................... United States 950,000 953,548
Senior Note, 144A, 6.875%, 4/01/28 ..................... United States 687,000 661,533
Senior Secured Note, 144A, 8%, 3/15/26 .................. United States 1,162,000 1,233,724
4,427,471
Hotels, Restaurants & Leisure 0.0%
†
c
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. , Senior Bond ,
144A, 5.5% , 3/01/25 ................................. United States 915,000 934,444
Household Products 0.2%
c
Kimberly-Clark de Mexico SAB de CV , Senior Bond , 144A, 2.431% ,
7/01/31 ........................................... Mexico 6,180,000 6,167,331
Independent Power and Renewable Electricity Producers 0.0%
†
c
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 ....... United States 306,000 312,502
Insurance 0.2%
Prudential Financial, Inc. , Junior Sub. Bond , 5.375% to 5/15/25, FRN
thereafter , 5/15/45 ................................... United States 4,060,000 4,481,602
Interactive Media & Services 0.2%
c
Tencent Holdings Ltd. , Senior Note , 144A, 2.39% , 6/03/30 ....... China 6,290,000 6,188,072
Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd. ,
Senior Bond, 3.4%, 12/06/27 ........................... China 6,300,000 6,753,551
Senior Bond, 2.125%, 2/09/31 .......................... China 750,000 721,357
7,474,908
Media 0.1%
DISH DBS Corp. , Senior Note , 5.875% , 11/15/24 .............. United States 1,226,000 1,319,826
c
Univision Communications, Inc. , Senior Secured Note , 144A,
6.625% , 6/01/27 ..................................... United States 1,210,000 1,315,875
c
Ziggo BV , Senior Secured Bond , 144A, 4.875% , 1/15/30 ........ Netherlands 1,219,000 1,258,617
3,894,318
Metals & Mining 0.2%
c
Cleveland-Cliffs, Inc. , Senior Secured Note , 144A, 9.875% , 10/17/25 United States 356,000 408,955
c
FMG Resources August 2006 Pty. Ltd. , Senior Note , 144A, 5.125% ,
5/15/24 ........................................... Australia 3,217,000 3,439,134
Freeport-McMoRan, Inc. , Senior Note , 4.125% , 3/01/28 ......... United States 600,000 622,500
4,470,589

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels 0.2%
c
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 11% , 4/15/25 ........................ United States 1,249,000 $ 1,353,604
Occidental Petroleum Corp. , Senior Note , 5.55% , 3/15/26 ....... United States 3,900,000 4,334,070
5,687,674
Paper & Forest Products 0.2%
Suzano Austria GmbH , Senior Bond , 3.75% , 1/15/31 ........... Brazil 4,805,000 4,941,943
Pharmaceuticals 0.2%
AstraZeneca plc , Senior Bond , 1.375% , 8/06/30 .............. United Kingdom 4,595,000 4,375,967
c
Bausch Health Cos., Inc. , Senior Bond , 144A, 6.125% , 4/15/25 ... United States 756,000 772,557
Teva Pharmaceutical Finance Netherlands III BV , Senior Note , 2.8% ,
7/21/23 ........................................... Israel 970,000 965,431
6,113,955
Road & Rail 0.2%
c
Ashtead Capital, Inc. , Senior Note , 144A, 4% , 5/01/28 .......... United Kingdom 6,220,000 6,612,366
Tobacco 0.1%
BAT Capital Corp. , Senior Bond , 2.726% , 3/25/31 ............. United Kingdom 4,350,000 4,287,210
Total Corporate Bonds (Cost $137,473,154) .....................................
136,036,605
a
Foreign Government and Agency Securities 8.1%
c
Australia Government Bond, Reg S, 1.5%, 6/21/31 ............ Australia 12,170,000 AUD 8,838,838
c
Belgium Government Bond, Reg S, 4%, 3/28/32 .............. Belgium 3,150,000 EUR 5,141,882
c
Bundesrepublik Deutschland, Reg S, 2%, 1/04/22 ............. Germany 6,455,000 EUR 7,529,089
Canada Government Bond ,
0.25%, 2/01/23 ..................................... Canada 4,100,000 CAD 3,229,545
5.75%, 6/01/33 ..................................... Canada 2,640,000 CAD 2,992,201
c
Canada Housing Trust No. 1, Senior Bond, 144A, 2.65%, 12/15/28 Canada 18,100,000 CAD 15,309,670
European Investment Bank, Senior Bond, 2.125%, 4/13/26 ...... Supranational
e
14,750,000 15,556,241
c
Finland Government Bond ,
Senior Bond, 144A, Reg S, 0.75%, 4/15/31 ................ Finland 1,892,000 EUR 2,355,056
Senior Bond, 144A, Reg S, 1.375%, 4/15/47 ............... Finland 1,567,000 EUR 2,210,123
c
France Government Bond ,
Reg S, Zero Cpn ., 2/25/22 ............................. France 6,530,000 EUR 7,584,975
Reg S, 8.25%, 4/25/22 ................................ France 2,484,897 EUR 3,022,603
Reg S, 2.5%, 5/25/30 ................................. France 4,120,000 EUR 5,819,049
Reg S, Zero Cpn ., 11/25/30 ............................ France 4,350,000 EUR 5,011,971
Reg S, 1.5%, 5/25/31 ................................. France 4,410,000 EUR 5,803,413
c
Italy Buoni Poliennali del Tesoro ,
Reg S, 5%, 3/01/22 .................................. Italy 6,133,000 EUR 7,265,289
Senior Bond, 144A, Reg S, 4.75%, 9/01/44 ................ Italy 1,860,000 EUR 3,440,627
Senior Bond, 144A, Reg S, 3.25%, 9/01/46 ................ Italy 1,884,000 EUR 2,870,563
Senior Bond, 144A, Reg S, 1.7%, 9/01/51 ................. Italy 2,786,000 EUR 3,150,546
Japan Government Bond ,
0.1%, 6/20/31 ...................................... Japan 8,050,000,000 JPY 72,562,112
0.5%, 9/20/46 ...................................... Japan 1,435,000,000 JPY 12,704,164
Mexico Government Bond, Senior Bond, 4.125%, 1/21/26 ....... Mexico 13,950,000 15,622,744
c
Netherlands Government Bond ,
144A, Reg S, Zero Cpn ., 1/15/22 ........................ Netherlands 5,528,000 EUR 6,415,154
144A, Reg S, 0.5%, 1/15/40 ............................ Netherlands 1,410,000 EUR 1,722,134
144A, Reg S, 3.75%, 1/15/42 ........................... Netherlands 865,000 EUR 1,705,563
Spain Bonos Y Obligaciones del Estado ,
c
Senior Bond, 144A, Reg S, 5.85%, 1/31/22 ................ Spain 5,904,000 EUR 6,983,697
c
Senior Bond, 144A, Reg S, 1.95%, 4/30/26 ................ Spain 2,563,000 EUR 3,274,458
6%, 1/31/29 ........................................ Spain 3,760,000 EUR 6,256,031

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Country
Principal
Amount
*
a
Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Spain Bonos Y Obligaciones del Estado, (continued)
c
Senior Bond, 144A, Reg S, 2.9%, 10/31/46 ................ Spain 1,610,000 EUR $ 2,555,834
c
United Kingdom Gilt ,
Reg S, 4%, 3/07/22 .................................. United Kingdom 7,727,000 GBP 10,590,293
Reg S, 1.5%, 7/22/47 ................................. United Kingdom 5,110,000 GBP 7,036,869
Total Foreign Government and Agency Securities (Cost $263,356,391) ............
254,560,734
U.S. Government and Agency Securities 6.8%
U.S. Treasury Notes ,
0.125%, 12/31/22 .................................... United States 55,000,000 54,993,554
0.125%, 8/31/23 ..................................... United States 32,000,000 31,917,500
0.375%, 9/15/24 ..................................... United States 32,000,000 31,865,000
0.375%, 12/31/25 .................................... United States 13,000,000 12,741,016
0.875%, 11/15/30 .................................... United States 13,000,000 12,340,098
f
0.125%, 1/15/31 ..................................... United States 63,000,000 72,577,288
Total U.S. Government and Agency Securities (Cost $217,782,900) ................
216,434,456
Mortgage-Backed Securities 2.1%
Government National Mortgage Association (GNMA) Fixed Rate 2.1%
GNMA II, Single-family, 30 Year, 3%, 7/20/51 ................. United States 38,619,865 40,409,914
GNMA II, Single-family, 30 Year, 3%, 8/20/51 ................. United States 23,902,987 25,060,274
65,470,188
Total Mortgage-Backed Securities (Cost $65,710,843) ............................
65,470,188
Total Long Term Investments (Cost $2,822,564,295) .............................
2,959,100,955
a
Short Term Investments 8.1%
a a
Country Shares
a
Value
a
Money Market Funds 8.1%
b,g
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ..... United States 256,542,115 256,542,115
Total Money Market Funds (Cost $256,542,115) .................................
256,542,115
Total Short Term Investments (Cost $256,542,115 ) ...............................
256,542,115
a
Total Investments (Cost $3,079,106,410) 101.7% ................................
$3,215,643,070
Other Assets, less Liabilities (1.7)% ...........................................
(54,314,300)
Net Assets 100.0% ...........................................................
$3,161,328,770
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
See Note 5 regarding investments in FT Underlying Funds.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the aggregate value of these securities was $185,756,105, representing 5.9% of net assets.
d
Perpetual security with no stated maturity date.

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Global Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

At September 30, 2021, the Fund had the following forward exchange contracts outstanding. See Note 3.
See Abbreviations on page 56 .
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security is adjusted for inflation.
g
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
British Pound ...... JPHQ Sell 53,168,982 73,025,683 11/15/21 $ 1,385,956 $ —
Canadian Dollar .... BZWS Sell 119,280,680 94,322,256 11/15/21 172,797 —
Danish Krone ...... BZWS Sell 246,298,513 38,871,951 11/15/21 479,635 —
Euro ............. BZWS Sell 83,092,162 97,525,271 11/15/21 1,196,112 —
Hong Kong Dollar ... HSBK Sell 389,810,445 50,031,824 11/15/21 — (48,272)
Japanese Yen ...... JPHQ Sell 14,233,933,951 130,033,846 11/15/21 2,102,622 —
Total Forward Exchange Contracts ................................................... $5,337,122 $(48,272)
Net unrealized appreciation (depreciation) ............................................ $5,288,850
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin Growth Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 362,937 $ 7,401,846
Domestic Equity 63.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,277,696 125,929,092
a
Franklin Growth Fund, Class R6 ........................................ 1,756,795 267,718,037
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,089,837 45,958,426
a
Franklin U.S. Core Equity (IU) Fund ..................................... 25,315,379 372,895,533
Vanguard S&P 500 ETF .............................................. 269,148 106,151,971
918,653,059
Domestic Fixed Income 12.7%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 1,249,150 14,065,432
a
Franklin Liberty High Yield Corporate ETF ................................. 575,663 15,214,658
a
Franklin Liberty Investment Grade Corporate ETF ........................... 258,554 6,709,476
a
Franklin Liberty Senior Loan ETF ....................................... 347,499 8,687,475
a
Franklin Liberty U.S. Core Bond ETF ..................................... 2,937,348 74,314,904
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 564,696 13,563,998
Schwab U.S. TIPS ETF ............................................... 216,166 13,527,668
a
Western Asset Core Plus Bond Fund, Class S .............................. 2,416,483 29,094,407
a
Western Asset Short-Term Bond Fund, Class IS ............................ 2,577,571 10,129,856
185,307,874
Foreign Equity 21.5%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,247,378 37,279,904
a
Franklin FTSE Europe ETF ............................................ 439,856 12,436,665
a
Franklin International Core Equity (IU) Fund ............................... 9,190,489 117,638,260
a
Franklin International Growth Fund, Class R6 .............................. 1,090,256 24,051,052
iShares MSCI EAFE Value ETF ......................................... 483,179 24,569,652
a
Templeton Developing Markets Trust, Class R6 ............................. 1,462,444 35,303,389
a
Templeton Foreign Fund, Class R6 ...................................... 7,992,147 60,260,789
311,539,711
Foreign Fixed Income 1.0%
a,b
Franklin Liberty International Aggregate Bond ETF .......................... 584,688 14,704,903
b
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,091,110,537) ..............................................................
1,437,607,393
a a a a
Short Term Investments 0.5%
a
Money Market Funds 0.5%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 7,558,321 7,558,321
Total Money Market Funds (Cost $7,558,321) ...................................
7,558,321
Total Short Term Investments (Cost $7,558,321 ) .................................
7,558,321
a
Total Investments (Cost $1,098,668,858) 99.6% ..................................
$1,445,165,714
Other Assets, less Liabilities 0.4% .............................................
5,154,280
Net Assets 100.0% ...........................................................
$1,450,319,994

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Growth Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ Retirement Income Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
88.2%
Domestic Equity 23.4%
a
Franklin U.S. Core Equity (IU) Fund ..................................... 280,388 $ 4,130,113
Global X U.S. Preferred ETF ........................................... 262,075 6,751,052
Vanguard S&P 500 ETF .............................................. 5,650 2,228,360
13,109,525
Domestic Fixed Income 42.1%
a
Franklin Liberty High Yield Corporate ETF ................................. 106,683 2,819,610
a
Franklin Liberty Investment Grade Corporate ETF ........................... 128,865 3,344,047
a
Franklin Liberty U.S. Core Bond ETF ..................................... 287,766 7,280,480
a
Franklin U.S. Government Securities Fund, Class R6 ........................ 951,030 5,630,099
Schwab U.S. TIPS ETF ............................................... 26,761 1,674,703
Western Asset Short Duration High Income Fund, Class A ..................... 537,189 2,868,590
23,617,529
Foreign Equity 7.5%
a
Templeton Developing Markets Trust, Class R6 ............................. 22,474 542,517
a
Templeton Foreign Fund, Class R6 ...................................... 484,301 3,651,629
4,194,146
Foreign Fixed Income 15.2%
BrandywineGLOBAL - Global Opportunities Bond Fund - USD Hedged, Class IS .... 271,972 2,817,630
a
Western Asset Income Fund, Class IS .................................... 929,023 5,694,912
8,512,542
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$48,336,146) ................................................................
49,433,742
Units
a a a a
Index-Linked Notes 10.9%
Capital Markets 10.9%
b,c
Credit Suisse AG, Senior Note, 144A, 12.535%, 9/06/22 ...................... 812 3,064,131
b,c
UBS AG, Senior Note , 144A, 7.15%, 11/07/22 .............................. 2,624 3,039,685
6,103,816
Total Index-Linked Notes (Cost $5,753,564) .....................................
6,103,816
Total Long Term Investments (Cost $54,089,710) ................................
55,537,558
a
a a a a
Short Term Investments 0.7%
Shares
a
Money Market Funds 0.7%
a,d
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 382,601 382,601
Total Money Market Funds (Cost $382,601) .....................................
382,601
Total Short Term Investments (Cost $382,601 ) ..................................
382,601
a
Total Investments (Cost $54,472,311) 99.8% ....................................
$55,920,159
Other Assets, less Liabilities 0.2% .............................................
123,784
Net Assets 100.0% ...........................................................
$56,043,943

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ Retirement Income Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
Security pays variable interest based on the distributions of the strategy index and proceeds earned from related equity derivatives. The coupon rate shown represents the combined rate at period end. Cash payment at maturity or upon early redemption is based on the performance of the strategy index.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2021, the value of these securi-
ties was $6,103,816, representing 10.9% of net assets.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2020 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,802 $ 220,299
Domestic Equity 38.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 55,176 2,119,850
a
Franklin Growth Fund, Class R6 ........................................ 28,584 4,355,950
a
Franklin LibertyQ U.S. Equity ETF ....................................... 19,765 833,490
a
Franklin U.S. Core Equity (IU) Fund ..................................... 565,963 8,336,630
Vanguard S&P 500 ETF .............................................. 2,711 1,069,218
16,715,138
Domestic Fixed Income 42.1%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 96,077 1,081,832
a
Franklin Liberty High Yield Corporate ETF ................................. 59,515 1,572,970
a
Franklin Liberty Investment Grade Corporate ETF ........................... 26,265 681,577
a
Franklin Liberty Senior Loan ETF ....................................... 35,215 880,375
a
Franklin Liberty U.S. Core Bond ETF ..................................... 308,684 7,809,705
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 57,707 1,386,122
Schwab U.S. TIPS ETF ............................................... 22,068 1,381,015
a
Western Asset Core Plus Bond Fund, Class S .............................. 194,671 2,343,835
a
Western Asset Short-Term Bond Fund, Class IS ............................ 268,533 1,055,335
18,192,766
Foreign Equity 15.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 56,920 653,447
a
Franklin FTSE Europe ETF ............................................ 8,902 251,699
a
Franklin International Core Equity (IU) Fund ............................... 201,255 2,576,061
a
Franklin International Growth Fund, Class R6 .............................. 22,550 497,460
iShares MSCI EAFE Value ETF ......................................... 10,239 520,653
a
Templeton Developing Markets Trust, Class R6 ............................. 26,360 636,320
a
Templeton Foreign Fund, Class R6 ...................................... 174,532 1,315,972
6,451,612
Foreign Fixed Income 2.6%
a,b
Franklin Liberty International Aggregate Bond ETF .......................... 43,906 1,104,236
b
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$37,407,965) ................................................................
42,684,051
a a a a
Short Term Investments 0.8%
a
Money Market Funds 0.8%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.0 1% ................... 329,042 329,042
Total Money Market Funds (Cost $329,042) .....................................
329,042
Total Short Term Investments (Cost $329,042 ) ..................................
329,042
a
Total Investments (Cost $37,737,007) 99.8% ....................................
$43,013,093
Other Assets, less Liabilities 0.2% .............................................
101,727
Net Assets 100.0% ...........................................................
$43,114,820

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2020 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2025 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 34,187 $ 697,220
Domestic Equity 43.4%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 194,751 7,482,314
a
Franklin Growth Fund, Class R6 ........................................ 101,211 15,423,593
a
Franklin LibertyQ U.S. Equity ETF ....................................... 70,151 2,958,268
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,003,854 29,516,767
Vanguard S&P 500 ETF .............................................. 9,640 3,802,016
59,182,958
Domestic Fixed Income 34.6%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 243,212 2,738,565
a
Franklin Liberty High Yield Corporate ETF ................................. 154,989 4,096,328
a
Franklin Liberty Investment Grade Corporate ETF ........................... 68,609 1,780,404
a
Franklin Liberty Senior Loan ETF ....................................... 91,729 2,293,225
a
Franklin Liberty U.S. Core Bond ETF ..................................... 803,978 20,340,643
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 150,306 3,610,350
Schwab U.S. TIPS ETF ............................................... 57,575 3,603,043
a
Western Asset Core Plus Bond Fund, Class S .............................. 515,015 6,200,769
a
Western Asset Short-Term Bond Fund, Class IS ............................ 699,316 2,748,311
47,411,638
Foreign Equity 18.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 270,572 3,106,169
a
Franklin FTSE Europe ETF ............................................ 34,012 961,669
a
Franklin International Core Equity (IU) Fund ............................... 743,290 9,514,110
a
Franklin International Growth Fund, Class R6 .............................. 86,869 1,916,339
iShares MSCI EAFE Value ETF ......................................... 37,856 1,924,978
a
Templeton Developing Markets Trust, Class R6 ............................. 125,052 3,018,757
a
Templeton Foreign Fund, Class R6 ...................................... 644,381 4,858,632
25,300,654
Foreign Fixed Income 2.1%
a,b
Franklin Liberty International Aggregate Bond ETF .......................... 111,184 2,796,278
b
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$113,825,406) ...............................................................
135,388,748
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,304,328 1,304,328
Total Money Market Funds (Cost $1,304,328) ...................................
1,304,328
Total Short Term Investments (Cost $1,304,328 ) .................................
1,304,328
a
Total Investments (Cost $115,129,734) 100.2% ..................................
$136,693,076
Other Assets, less Liabilities (0.2)% ...........................................
(187,143)
Net Assets 10 0.0% ...........................................................
$136,505,933

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2025 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2030 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 14,762 $ 301,061
Domestic Equity 48.9%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 96,528 3,708,600
a
Franklin Growth Fund, Class R6 ........................................ 49,400 7,528,129
a
Franklin LibertyQ U.S. Equity ETF ....................................... 34,269 1,445,124
a
Franklin U.S. Core Equity (IU) Fund ..................................... 981,149 14,452,326
Vanguard S&P 500 ETF .............................................. 4,759 1,876,949
29,011,128
Domestic Fixed Income 26.2%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 79,714 897,574
a
Franklin Liberty High Yield Corporate ETF ................................. 50,490 1,334,441
a
Franklin Liberty Investment Grade Corporate ETF ........................... 22,481 583,382
a
Franklin Liberty Senior Loan ETF ....................................... 29,899 747,475
a
Franklin Liberty U.S. Core Bond ETF ..................................... 261,860 6,625,058
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 48,932 1,175,347
Schwab U.S. TIPS ETF ............................................... 18,748 1,173,250
a
Western Asset Core Plus Bond Fund, Class S .............................. 174,117 2,096,371
a
Western Asset Short-Term Bond Fund, Class IS ............................ 231,789 910,931
15,543,829
Foreign Equity 22.0%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 143,617 1,648,726
a
Franklin FTSE Europe ETF ............................................ 17,529 495,622
a
Franklin International Core Equity (IU) Fund ............................... 379,339 4,855,545
a
Franklin International Growth Fund, Class R6 .............................. 44,503 981,739
iShares MSCI EAFE Value ETF ......................................... 19,269 979,829
a
Templeton Developing Markets Trust, Class R6 ............................. 66,360 1,601,919
a
Templeton Foreign Fund, Class R6 ...................................... 328,990 2,480,585
13,043,965
Foreign Fixed Income 1.5%
a,b
Franklin Liberty International Aggregate Bond ETF .......................... 36,053 906,733
b
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$48,532,770) ................................................................
58,806,716
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 630,237 630,237
Total Money Market Funds (Cost $630,237) .....................................
630,237
Total Short Term Investments (Cost $630,237 ) ..................................
630,237
a
Total Investments (Cost $49,163,007) 100.2% ...................................
$59,436,953
Other Assets, less Liabilities (0.2)% ...........................................
(91,955)
Net Assets 10 0.0% ...........................................................
$59,344,998

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2030 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2035 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 31,303 $ 638,403
Domestic Equity 53.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 219,376 8,428,427
a
Franklin Growth Fund, Class R6 ........................................ 113,023 17,223,635
a
Franklin LibertyQ U.S. Equity ETF ....................................... 78,303 3,302,037
a
Franklin U.S. Core Equity (IU) Fund ..................................... 2,080,953 30,652,432
Vanguard S&P 500 ETF .............................................. 16,099 6,349,446
65,955,977
Domestic Fixed Income 18.4%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 139,185 1,567,227
a
Franklin Liberty High Yield Corporate ETF ................................. 74,184 1,960,668
a
Franklin Liberty Investment Grade Corporate ETF ........................... 32,584 845,555
a
Franklin Liberty Senior Loan ETF ....................................... 43,916 1,097,900
a
Franklin Liberty U.S. Core Bond ETF ..................................... 376,842 9,534,103
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 71,950 1,728,239
Schwab U.S. TIPS ETF ............................................... 27,568 1,725,205
a
Western Asset Core Plus Bond Fund, Class S .............................. 249,402 3,002,790
a
Western Asset Short-Term Bond Fund, Class IS ............................ 334,843 1,315,935
22,777,622
Foreign Equity 25.6%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 382,335 4,389,200
a
Franklin FTSE Europe ETF ............................................ 39,908 1,128,375
a
Franklin International Core Equity (IU) Fund ............................... 900,042 11,520,544
a
Franklin International Growth Fund, Class R6 .............................. 100,740 2,222,332
iShares MSCI EAFE Value ETF ......................................... 45,787 2,328,269
a
Templeton Developing Markets Trust, Class R6 ............................. 178,317 4,304,582
a
Templeton Foreign Fund, Class R6 ...................................... 780,520 5,885,122
31,778,424
Foreign Fixed Income 1.3%
a,b
Franklin Liberty International Aggregate Bond ETF .......................... 63,590 1,599,288
b
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$97,023,408) ................................................................
122,749,714
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 1,293,464 1,293,464
Total Money Market Funds (Cost $1,293,464) ...................................
1,293,464
Total Short Term Investments (Cost $1,293,464 ) .................................
1,293,464
a
Total Investments (Cost $98,316,872) 100.0% ...................................
$124,043,178
Other Assets, less Liabilities (0.0)%
†
...........................................
(99,187)
Net Assets 100.0% ...........................................................
$123,943,991

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2035 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2040 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.0%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 10,662 $ 217,444
Domestic Equity 58.7%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 84,345 3,240,552
a
Franklin Growth Fund, Class R6 ........................................ 42,547 6,483,757
a
Franklin LibertyQ U.S. Equity ETF ....................................... 29,420 1,240,641
a
Franklin U.S. Core Equity (IU) Fund ..................................... 761,312 11,214,125
Vanguard S&P 500 ETF .............................................. 6,722 2,651,157
24,830,232
Domestic Fixed Income 10.7%
a
Franklin Liberty High Yield Corporate ETF ................................. 15,649 413,600
a
Franklin Liberty Investment Grade Corporate ETF ........................... 6,869 178,251
a
Franklin Liberty Senior Loan ETF ....................................... 9,230 230,750
a
Franklin Liberty U.S. Core Bond ETF ..................................... 79,532 2,012,160
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 15,175 364,503
Schwab U.S. TIPS ETF ............................................... 5,813 363,778
a
Western Asset Core Plus Bond Fund, Class S .............................. 53,208 640,625
a
Western Asset Short-Term Bond Fund, Class IS ............................ 71,157 279,646
4,483,313
Foreign Equity 29.1%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 149,201 1,712,823
a
Franklin FTSE Europe ETF ............................................ 15,479 437,659
a
Franklin International Core Equity (IU) Fund ............................... 350,244 4,483,128
a
Franklin International Growth Fund, Class R6 .............................. 39,201 864,782
iShares MSCI EAFE Value ETF ......................................... 17,734 901,774
a
Templeton Developing Markets Trust, Class R6 ............................. 70,088 1,691,919
a
Templeton Foreign Fund, Class R6 ...................................... 295,585 2,228,713
12,320,798
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$32,076,163) ................................................................
41,851,787
a a a a
Short Term Investments 1.0%
a
Money Market Funds 1.0%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 438,331 438,331
Total Money Market Funds (Cost $438,331) .....................................
438,331
Total Short Term Investments (Cost $438,331 ) ..................................
438,331
a
Total Investments (Cost $32,514,494) 100.0% ...................................
$42,290,118
Other Assets, less Liabilities 0.0%
†
............................................
2,674
Net Assets 100.0% ...........................................................
$42,292,792

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin LifeSmart™ 2040 Retirement Target Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2045 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.1%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 21,720 $ 442,964
Domestic Equity 62.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 178,961 6,875,683
a
Franklin Growth Fund, Class R6 ........................................ 91,112 13,884,498
a
Franklin LibertyQ U.S. Equity ETF ....................................... 63,102 2,661,011
a
Franklin U.S. Core Equity (IU) Fund ..................................... 1,637,995 24,127,666
Vanguard S&P 500 ETF .............................................. 14,236 5,614,678
53,163,536
Domestic Fixed Income 3.6%
a
Franklin Liberty U.S. Core Bond ETF ..................................... 59,483 1,504,920
a
Western Asset Core Plus Bond Fund, Class S .............................. 129,426 1,558,282
3,063,202
Foreign Equity 32.8%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 358,328 4,113,601
a
Franklin FTSE Europe ETF ............................................ 34,445 973,912
a
Franklin International Core Equity (IU) Fund ............................... 777,467 9,951,578
a
Franklin International Growth Fund, Class R6 .............................. 87,001 1,919,242
iShares MSCI EAFE Value ETF ......................................... 39,554 2,011,321
a
Templeton Developing Markets Trust, Class R6 ............................. 168,328 4,063,447
a
Templeton Foreign Fund, Class R6 ...................................... 654,424 4,934,354
27,967,455
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$63,620,635) ................................................................
84,637,157
a a a a
Short Term Investments 0.9%
a
Money Market Funds 0.9%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 737,332 737,332
Total Money Market Funds (Cost $737,332) .....................................
737,332
Total Short Term Investments (Cost $737,332 ) ..................................
737,332
a
Total Investments (Cost $64,357,967) 100.0% ...................................
$85,374,489
Other Assets, less Liabilities 0.0%
†
............................................
57,606
Net Assets 100.0% ...........................................................
$85,432,095
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2050 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 8,900 $ 181,509
Domestic Equity 63.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 74,383 2,857,779
a
Franklin Growth Fund, Class R6 ........................................ 38,185 5,819,056
a
Franklin LibertyQ U.S. Equity ETF ....................................... 26,448 1,115,312
a
Franklin U.S. Core Equity (IU) Fund ..................................... 675,625 9,951,956
Vanguard S&P 500 ETF .............................................. 6,451 2,544,274
22,288,377
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class S .............................. 15,046 181,160
Foreign Equity 34.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 155,487 1,784,995
a
Franklin FTSE Europe ETF ............................................ 15,062 425,869
a
Franklin International Core Equity (IU) Fund ............................... 341,025 4,365,115
a
Franklin International Growth Fund, Class R6 .............................. 38,169 842,018
iShares MSCI EAFE Value ETF ......................................... 17,239 876,603
a
Templeton Developing Markets Trust, Class R6 ............................. 73,086 1,764,295
a
Templeton Foreign Fund, Class R6 ...................................... 287,820 2,170,166
12,229,061
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$25,917,095) ................................................................
34,880,107
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 389,198 389,198
Total Money Market Funds (Cost $389,198) .....................................
389,198
Total Short Term Investments (Cost $389,198 ) ..................................
389,198
a
Total Investments (Cost $26,306,293) 100.0% ...................................
$35,269,305
Other Assets, less Liabilities 0.0%
†
............................................
1,735
Net Assets 100.0% ...........................................................
$35,271,040
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2055 Retirement Target Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
98.9%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 5,819 $ 118,675
Domestic Equity 63.2%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 48,618 1,867,902
a
Franklin Growth Fund, Class R6 ........................................ 24,880 3,791,387
a
Franklin LibertyQ U.S. Equity ETF ....................................... 17,231 726,631
a
Franklin U.S. Core Equity (IU) Fund ..................................... 444,155 6,542,399
Vanguard S&P 500 ETF .............................................. 4,029 1,589,038
14,517,357
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class S .............................. 9,888 119,049
Foreign Equity 34.7%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 101,386 1,163,913
a
Franklin FTSE Europe ETF ............................................ 9,848 278,446
a
Franklin International Core Equity (IU) Fund ............................... 222,823 2,852,132
a
Franklin International Growth Fund, Class R6 .............................. 24,933 550,019
iShares MSCI EAFE Value ETF ......................................... 11,078 563,316
a
Templeton Developing Markets Trust, Class R6 ............................. 47,766 1,153,065
a
Templeton Foreign Fund, Class R6 ...................................... 187,523 1,413,922
7,974,813
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$17,326,602) ................................................................
22,729,894
a a a a
Short Term Investments 1.1%
a
Money Market Funds 1.1%
a,b
Institutional Fiduciary Trust - Money Market Portfolio, 0.0 1% ................... 254,137 254,137
Total Money Market Funds (Cost $254,137) .....................................
254,137
Total Short Term Investments (Cost $254,137 ) ..................................
254,137
a
Total Investments (Cost $17,580,739) 100.0% ...................................
$22,984,031
Other Assets, less Liabilities 0.0%
†
............................................
1,499
Net Assets 100.0% ...........................................................
$22,985,530
†
Rounds to less than 0.1% of net assets.
a
See Note 5 regarding investments in FT Underlying Funds.
b
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin LifeSmart™ 2060 Retirement Target Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
103.3%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 350 $ 7,138
Domestic Equity 66.1%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,067 117,833
a
Franklin Growth Fund, Class R6 ........................................ 1,555 236,982
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,077 45,417
a
Franklin U.S. Core Equity (IU) Fund ..................................... 24,191 356,332
Vanguard S&P 500 ETF .............................................. 385 151,844
908,408
Domestic Fixed Income 0.5%
a
Western Asset Core Plus Bond Fund, Class S .............................. 596 7,179
Foreign Equity 36.2%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 6,488 74,483
a
Franklin FTSE Europe ETF ............................................ 630 17,813
a
Franklin International Core Equity (IU) Fund ............................... 13,781 176,402
a
Franklin International Growth Fund, Class R6 .............................. 1,541 33,991
iShares MSCI EAFE Value ETF ......................................... 699 35,544
a
Templeton Developing Markets Trust, Class R6 ............................. 2,942 71,029
a
Templeton Foreign Fund, Class R6 ...................................... 11,721 88,375
497,637
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,354,683) .................................................................
1,420,362
a a a a
a
Total Investments (Cost $1,354,683) 103.3% ....................................
$1,420,362
Other Assets, less Liabilities (3.3)% ...........................................
(45,924)
Net Assets 100.0% ...........................................................
$1,374,438
a
See Note 5 regarding investments in FT Underlying Funds.

Franklin Fund Allocator Series
Statement of Investments (unaudited), September 30, 2021
Franklin Moderate Allocation Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

I
a a
Shares
a
Value
a
Investments In Underlying Funds and Exchange Traded Funds
99.2%
Alternative Strategies 0.5%
a
Franklin Liberty Systematic Style Premia ETF .............................. 521,000 $ 10,625,430
Domestic Equity 49.5%
a
ClearBridge Large Cap Value Fund, Class IS ............................... 3,439,633 132,150,718
a
Franklin Growth Fund, Class R6 ........................................ 1,775,377 270,549,714
a
Franklin LibertyQ U.S. Equity ETF ....................................... 1,218,016 51,363,735
a
Franklin U.S. Core Equity (IU) Fund ..................................... 34,293,504 505,143,316
Vanguard S&P 500 ETF .............................................. 178,665 70,465,476
1,029,672,959
Domestic Fixed Income 32.3%
a
BrandywineGLOBAL - Global Opportunities Bond Fund, Class IS ............... 2,688,298 30,270,238
a
Franklin Liberty High Yield Corporate ETF ................................. 2,177,846 57,560,034
a
Franklin Liberty Investment Grade Corporate ETF ........................... 982,700 25,501,065
a
Franklin Liberty Senior Loan ETF ....................................... 1,296,523 32,413,075
a
Franklin Liberty U.S. Core Bond ETF ..................................... 11,282,878 285,456,813
a
Franklin Liberty U.S. Treasury Bond ETF .................................. 2,129,661 51,154,457
Schwab U.S. TIPS ETF ............................................... 822,995 51,503,027
a
Western Asset Core Plus Bond Fund, Class S .............................. 8,358,245 100,633,115
a
Western Asset Short-Term Bond Fund, Class IS ............................ 9,813,389 38,566,619
673,058,443
Foreign Equity 15.4%
a
Franklin Emerging Market Core Equity (IU) Fund ............................ 3,213,917 36,895,773
a
Franklin FTSE Europe ETF ............................................ 437,388 12,366,883
a
Franklin International Core Equity (IU) Fund ............................... 9,584,746 122,684,751
a
Franklin International Growth Fund, Class R6 .............................. 1,136,289 25,066,533
iShares MSCI EAFE Value ETF ......................................... 500,134 25,431,814
a
Templeton Developing Markets Trust, Class R6 ............................. 1,440,970 34,785,027
a
Templeton Foreign Fund, Class R6 ...................................... 8,319,633 62,730,035
319,960,816
Foreign Fixed Income 1.5%
a,b
Franklin Liberty International Aggregate Bond ETF .......................... 1,258,989 31,663,573
b
Total Investments In Underlying Funds and Exchange Traded Funds (Cost
$1,685,744,812) ..............................................................
2,064,981,221
a a a a
Short Term Investments 0.6%
a
Money Market Funds 0.6%
a,c
Institutional Fiduciary Trust - Money Market Portfolio, 0.01% ................... 13,322,056 13,322,056
Total Money Market Funds (Cost $13,322,056) ..................................
13,322,056
Total Short Term Investments (Cost $13,322,056 ) ................................
13,322,056
a
Total Investments (Cost $1,699,066,868) 99.8% ..................................
$2,078,303,277
Other Assets, less Liabilities 0.2% .............................................
3,531,641
Net Assets 100.0% ...........................................................
$2,081,834,918

Franklin Fund Allocator Series
Statement of Investments (unaudited)
Franklin Moderate Allocation Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 56 .
a
See Note 5 regarding investments in FT Underlying Funds.
b
Non-income producing.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
1. Organization
Franklin Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of twenty-five separate funds, fifteen of which are included in this report (Funds)
and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
Certain or all Funds invest primarily in mutual funds (Underlying Funds) and exchange traded funds (ETFs), including affiliated funds managed by Franklin Templeton (FT Underlying Funds).
The accounting policies of the Underlying Funds are outlined in their respective shareholder reports. A copy of the Underlying
Funds’ shareholder reports, in which each Fund invests, is available on the U.S. Securities and Exchange Commission (SEC)
website at sec.gov. The Underlying Funds’ shareholder reports are not covered by this report.
Effective February 1, 2021, the Franklin Global Allocation Fund (Fund) repositioned to a direct investment fund with an actively managed dynamic allocation strategy, which involved modifying the Fund’s principal investment strategies and changing the name of the Fund from Franklin Founding Funds Allocation Fund to Franklin Global Allocation Fund.
Effective January 29, 2021, the Trust began offering shares of the Franklin LifeSmart™ 2060 Retirement Target Fund.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Investments in the Underlying Funds are valued at their closing NAV each trading day. ETFs listed on an exchange or on the
NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively.
Equity securities, exchange traded funds and derivative financial instruments listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At September 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy. See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or
2. Financial Instrument Valuation
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or exchange clearing house for exchange traded and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or securities. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of the agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The following Funds have invested in derivatives during the period.
Franklin Global Allocation Fund - Forwards
4. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
5. Investments in FT Underlying Funds
The Funds invest in Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services or an affiliate of Advisers. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the Underlying Fund’s outstanding shares or has the power to exercise control over management or policies of such Underlying Fund. The Funds do not invest in Underlying Funds for the purpose of exercising a controlling influence over the management or policies.
Investments in FT Underlying Funds for the nine months ended September 30, 2021, were as follows:
3. Derivative Financial Instruments
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund
Controlled Affiliates
Franklin Liberty International
Aggregate Bond ETF ........ $ 61,041,693 $ 428,711 $ (26,958,121) $ (347,485) $ (698,372) $ 33,466,426 1,330,673 $ —
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS $ — $ 32,653,644 $ — $ — $ (652,509) $ 32,001,135 2,842,019 $ 296,432
ClearBridge Large Cap Value Fund,
Class IS ................. — 77,685,451 (25,067,402) 1,673,343 4,823,857 59,115,249 1,538,658 549,951
Franklin Emerging Market Core
Equity (IU) Fund ........... 16,123,784 835,342 (3,748,499) 663,150 (552,878) 13,320,899 1,160,357 203,504
Franklin FTSE China ETF ..... 3,114,896 89,404 (3,211,569) 20,146 (12,877) —
a
— —
Franklin FTSE Europe ETF .... 12,816,076 228,045 (8,764,593) 1,324,416 (300,317) 5,303,627 187,577 116,797
Franklin FTSE Japan ETF ..... 6,956,102 2,975,155 (10,060,528) 1,036,948 (907,677) —
a
— —
Franklin Growth Fund, Class R6 . 126,745,749 — (19,798,757) 5,471,776 8,672,135 121,090,903 794,612 —
Franklin International Core Equity
(IU) Fund ................ 40,844,001 8,221,756 — — 3,089,406 52,155,163 4,074,622 836,593
Franklin International Growth Fund,
Class R6 ................ 13,392,110 152,310 (3,336,734) 1,084,962 (725,495) 10,567,153 479,019 —
Franklin Liberty High Yield
Corporate ETF ............ 19,092,902 45,707,553 (6,679,123) (41,633) (139,313) 57,940,386 2,192,237 1,880,079
Franklin Liberty Investment Grade
Corporate ETF ............ 49,886,647 7,100,780 (29,401,173) (635,760) (1,307,924) 25,642,570 988,153 956,422
Franklin Liberty Senior Loan ETF — 45,264,200 (12,276,369) (82,016) (42,265) 32,863,550 1,314,542 798,550
Franklin Liberty Short Duration U.S.
Government ETF ........... 48,743,931 — (48,562,962) (154,368) (26,601) —
a
— 85,306
Franklin Liberty Systematic Style
Premia ETF .............. 5,277,512 1,219,910 — — 240,814 6,738,236 330,398 78,796
Franklin Liberty U.S. Core Bond
ETF .................... 302,240,393 82,527,273 (85,748,975) (376,294) (9,891,625) 288,750,772 11,413,074 4,678,516
Franklin Liberty U.S. Treasury Bond
ETF .................... 60,704,285 10,019,090 (17,024,117) (881,044) (1,379,912) 51,438,302 2,141,478 695,699
Franklin LibertyQ U.S. Equity ETF 93,294,463 15,992,854 (95,893,001) 20,153,394 (10,628,273) 22,919,437 543,501 699,219
Franklin Low Duration Total Return
Fund, Class R6 ............ 55,875,006 122,193 (56,054,928) 473,865 (416,136) —
a
— 176,877
Franklin Rising Dividends Fund,
Class R6 ................ 66,873,189 — (68,799,427) 37,223,819 (35,297,581) —
a
— —
Franklin U.S. Core Equity (IU) Fund 114,063,795 90,984,616 — — 20,792,307 225,840,718 15,332,024 993,986
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 5,871,512 137,954,793 (136,200,993) — — 7,625,312 7,625,312 640
Templeton Developing Markets
Trust, Class R6 ............ 13,251,691 625,235 (869,092) 133,176 (609,330) 12,531,680 519,125 —
Templeton Foreign Fund, Class R6 18,026,683 7,398,787 — — 1,019,471 26,444,941 3,507,287 —
Templeton Global Total Return
Fund, Class R6 ............ 12,325,096 203,783 (12,005,404) (1,350,484) 827,009 —
a
— 203,783
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Conservative Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Core Plus Bond
Fund, Class S ............. $ — $ 104,519,174 $ (10,056,685) $ 131,852 $ (177,650) $ 94,416,691 7,841,930 $ 1,138,716
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 90,210,935 (51,098,111) — (98,815) 39,014,009 9,927,229 493,881
Total Non-Controlled Affiliates $1,085,519,823 $762,692,283 $(704,658,442) $65,869,248 $(23,702,179) $1,185,720,733 $14,883,747
Total Affiliated Securities .... $1,146,561,516 $763,120,994 $(731,616,563) $65,521,763 $(24,400,551) $1,219,187,159 $14,883,747
Franklin Corefolio Allocation Fund
Non-Controlled Affiliates
Franklin Growth Fund, Class R6 . 240,674,595 — (8,176,587) 1,029,472 28,423,859 261,951,339 1,718,954 —
Franklin Growth Opportunities
Fund, Class R6 ............ 240,066,441 — (6,593,942) 893,500 30,536,866 264,902,865 3,904,243 —
Franklin Mutual Shares Fund, Class
R6 ..................... 234,889,839 — (10,900,470) (81,821) 34,414,966 258,322,514 8,892,341 —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 15,537,876 (15,096,598) — — 441,278 441,278 20
Templeton Growth Fund, Inc., Class
R6 ..................... 237,214,959 — (1,384,085) (79,485) 10,023,458 245,774,847 9,990,847 —
Total Non-Controlled Affiliates $952,845,834 $15,537,876 $(42,151,682) $1,761,666 $103,399,149 $1,031,392,843 $20
Total Affiliated Securities .... $952,845,834 $15,537,876 $(42,151,682) $1,761,666 $103,399,149 $1,031,392,843 $20
Franklin Global Allocation Fund
Non-Controlled Affiliates
Franklin Income Fund, Class R6 . 1,087,143,048 4,911,217 (1,082,679,346) (76,752,826) 67,377,907 —
a
— 4,911,216
Franklin Mutual Shares Fund, Class
R6 ..................... 1,103,704,998 — (1,104,695,326) (21,788,732) 22,779,060 —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 1,083,384,406 (826,842,291) — — 256,542,115 256,542,115 8,272
Templeton Global Bond Fund,
Class R6 ................ — 129,544,518 — — (9,115,536) 120,428,982 13,440,735 4,544,518
Templeton Growth Fund, Inc., Class
R6 ..................... 1,093,315,104 — (1,065,286,816) (27,837,205) (191,083) —
a
— —
Total Non-Controlled Affiliates $3,284,163,150 $1,217,840,141 $(4,079,503,779) $(126,378,763) $80,850,348 $376,971,097 $9,464,006
Total Affiliated Securities .... $3,284,163,150 $1,217,840,141 $(4,079,503,779) $(126,378,763) $80,850,348 $376,971,097 $9,464,006
Franklin Growth Allocation Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 14,252,486 — — (187,054) 14,065,432 1,249,150 132,093
ClearBridge Large Cap Value Fund,
Class IS ................. — 154,464,485 (38,791,499) 837,734 9,418,372 125,929,092 3,277,696 979,065
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Emerging Market Core
Equity (IU) Fund ........... $ 42,192,366 $ 3,448,469 $ (8,544,635) $ 1,305,307 $ (1,121,603) $ 37,279,904 3,247,378 $ 545,469
Franklin FTSE China ETF ..... 7,953,840 2,494,440 (10,443,975) 28,577 (32,882) —
a
— —
Franklin FTSE Europe ETF .... 29,700,957 946,615 (21,549,260) 3,701,887 (363,534) 12,436,665 439,856 264,618
Franklin FTSE Japan ETF ..... 14,977,315 3,228,547 (18,471,133) 1,719,910 (1,454,639) —
a
— —
Franklin Growth Fund, Class R6 . 248,864,005 14,386,602 (24,353,103) 5,070,539 23,749,994 267,718,037 1,756,795 —
Franklin International Core Equity
(IU) Fund ................ 96,794,122 13,487,786 (142,792) 9,736 7,489,408 117,638,260 9,190,489 1,942,417
Franklin International Growth Fund,
Class R6 ................ 31,172,245 459,030 (8,350,144) 2,675,839 (1,905,918) 24,051,052 1,090,256 —
Franklin Liberty High Yield
Corporate ETF ............ 5,437,401 22,501,168 (12,744,151) 13,668 6,572 15,214,658 575,663 653,611
Franklin Liberty International
Aggregate Bond ETF ........ 18,704,049 863,700 (4,557,461) (60,610) (244,775) 14,704,903 584,688 —
Franklin Liberty Investment Grade
Corporate ETF ............ 13,319,310 1,295,873 (7,416,577) (270,617) (218,513) 6,709,476 258,554 262,597
Franklin Liberty Senior Loan ETF — 14,177,484 (5,450,287) (26,691) (13,031) 8,687,475 347,499 242,868
Franklin Liberty Short Duration U.S.
Government ETF ........... 13,416,969 — (13,367,156) (38,460) (11,353) —
a
— 23,481
Franklin Liberty Systematic Style
Premia ETF .............. 5,628,429 1,556,306 — — 217,111 7,401,846 362,937 86,556
Franklin Liberty U.S. Core Bond
ETF .................... 79,864,061 24,076,788 (27,028,219) 78,012 (2,675,738) 74,314,904 2,937,348 1,206,419
Franklin Liberty U.S. Treasury Bond
ETF .................... 17,377,414 11,396,475 (14,519,274) (790,108) 99,491 13,563,998 564,696 250,763
Franklin LibertyQ U.S. Equity ETF 179,207,916 26,214,245 (178,008,315) 38,206,459 (19,661,879) 45,958,426 1,089,837 1,485,605
Franklin Low Duration Total Return
Fund, Class R6 ............ 14,927,981 32,646 (14,976,050) 166,008 (150,585) —
a
— 47,256
Franklin Rising Dividends Fund,
Class R6 ................ 123,829,549 — (128,460,585) 75,672,210 (71,041,174) —
a
— —
Franklin U.S. Core Equity (IU) Fund 224,920,106 106,296,015 — — 41,679,412 372,895,533 25,315,379 1,932,507
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 133,955,346 (126,397,025) — — 7,558,321 7,558,321 658
Templeton Developing Markets
Trust, Class R6 ............ 33,686,403 3,896,358 (814,323) 115,362 (1,580,411) 35,303,389 1,462,444 —
Templeton Foreign Fund, Class R6 42,607,247 15,818,313 (959,556) 82,756 2,712,029 60,260,789 7,992,147 —
Templeton Global Total Return
Fund, Class R6 ............ 13,148,651 217,399 (12,807,597) (1,511,992) 953,539 —
a
— 217,399
Western Asset Core Plus Bond
Fund, Class S ............. — 29,358,972 — — (264,565) 29,094,407 2,416,483 237,529
b
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Growth Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 10,155,532 $ — $ — $ (25,676) $ 10,129,856 2,577,571 $ 53,516
Total Non-Controlled Affiliates $1,257,730,336 $608,981,080 $(678,153,117) $126,985,526 $(14,627,402) $1,300,916,423 $10,564,427
Total Affiliated Securities .... $1,257,730,336 $608,981,080 $(678,153,117) $126,985,526 $(14,627,402) $1,300,916,423 $10,564,427
Franklin LifeSmart™ Retirement Income Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 580,901 (591,503) 10,602 — —
a
— 4,504
Franklin Income Fund, Class R6 . 11,942,166 53,949 (11,891,359) 717,949 (822,705) —
a
— 53,949
Franklin International Growth Fund,
Class R6 ................ 2,809,700 — (2,946,802) 485,848 (348,746) —
a
— —
Franklin Liberty High Yield
Corporate ETF ............ 1,128,022 2,501,702 (810,997) 5,609 (4,726) 2,819,610 106,683 87,166
Franklin Liberty International
Aggregate Bond ETF ........ 1,085,024 142,100 (1,210,071) (9,089) (7,964) —
a
— —
Franklin Liberty Investment Grade
Corporate ETF ............ 5,137,342 616,365 (2,202,019) (90,569) (117,072) 3,344,047 128,865 96,302
Franklin Liberty Senior Loan ETF — 2,397,618 (2,398,183) 565 — —
a
— 27,793
Franklin Liberty U.S. Core Bond
ETF .................... 11,529,824 4,258,435 (8,095,615) (104,876) (307,288) 7,280,480 287,766 192,682
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,864,210 569,652 (3,350,098) (122,914) 39,150 —
a
— 26,604
Franklin LibertyQ U.S. Equity ETF 3,520,625 — (3,590,129) 783,117 (713,613) —
a
— 7,059
Franklin U.S. Core Equity (IU) Fund 3,140,134 1,651,830 (1,181,127) 183,403 335,873 4,130,113 280,388 21,177
Franklin U.S. Government
Securities Fund, Class R6 ..... 3,944,487 3,665,358 (1,848,959) 1,644 (132,431) 5,630,099 951,030 81,010
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 1,298,368 23,940,010 (24,855,777) — — 382,601 382,601 39
Templeton Developing Markets
Trust, Class R6 ............ 616,505 21,012 (76,345) 11,931 (30,586) 542,517 22,474 —
Templeton Foreign Fund, Class R6 1,273,505 2,824,326 (432,310) 26,370 (40,262) 3,651,629 484,301 —
Western Asset Income Fund, Class
IS ..................... — 6,079,011 (356,873) 543 (27,769) 5,694,912 929,023 65,732
Total Non-Controlled Affiliates $50,289,912 $49,302,269 $(65,838,167) $1,900,133 $(2,178,139) $33,476,008 $664,017
Total Affiliated Securities .... $50,289,912 $49,302,269 $(65,838,167) $1,900,133 $(2,178,139) $33,476,008 $664,017
Franklin LifeSmart™ 2020 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,186,613 (74,328) (1,407) (29,046) 1,081,832 96,077 10,305
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
ClearBridge Large Cap Value Fund,
Class IS ................. $ — $ 2,765,826 $ (859,126) $ 39,427 $ 173,723 $ 2,119,850 55,176 $ 19,196
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,009,327 66,795 (443,455) 66,328 (45,548) 653,447 56,920 11,183
Franklin FTSE China ETF ..... 193,240 5,548 (198,531) 542 (799) —
a
— —
Franklin FTSE Europe ETF .... 675,662 37,078 (529,165) 97,431 (29,307) 251,699 8,902 6,066
Franklin FTSE Japan ETF ..... 349,736 381,168 (742,144) 83,254 (72,014) —
a
— —
Franklin Growth Fund, Class R6 . 4,577,804 412,083 (1,216,256) 225,050 357,269 4,355,950 28,584 —
Franklin International Core Equity
(IU) Fund ................ 2,107,449 936,627 (608,403) 31,496 108,892 2,576,061 201,255 41,517
Franklin International Growth Fund,
Class R6 ................ 702,671 27,512 (256,110) 60,531 (37,144) 497,460 22,550 —
Franklin Liberty High Yield
Corporate ETF ............ 568,443 1,407,241 (401,973) (662) (79) 1,572,970 59,515 57,507
Franklin Liberty International
Aggregate Bond ETF ........ 1,481,610 273,599 (623,675) (8,794) (18,504) 1,104,236 43,906 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,532,130 680,409 (1,468,297) (59,910) (2,755) 681,577 26,265 25,065
Franklin Liberty Senior Loan ETF — 1,455,045 (570,399) (3,210) (1,061) 880,375 35,215 25,180
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,457,794 35,961 (1,488,273) (4,336) (1,146) —
a
— 2,548
Franklin Liberty Systematic Style
Premia ETF .............. 187,254 48,707 (22,963) (5,800) 13,101 220,299 10,802 2,809
Franklin Liberty U.S. Core Bond
ETF .................... 9,134,692 2,854,035 (3,875,439) (49,732) (253,851) 7,809,705 308,684 136,486
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,878,488 674,715 (1,098,392) (55,879) (12,810) 1,386,122 57,707 19,249
Franklin LibertyQ U.S. Equity ETF 3,349,931 382,586 (3,239,950) 765,584 (424,661) 833,490 19,765 27,271
Franklin Low Duration Total Return
Fund, Class R6 ............ 1,679,031 3,663 (1,684,317) 20,534 (18,911) —
a
— 5,208
Franklin Rising Dividends Fund,
Class R6 ................ 2,381,190 102,022 (2,573,667) 929,863 (839,408) —
a
— —
Franklin U.S. Core Equity (IU) Fund 4,102,258 4,638,083 (1,226,693) 43,089 779,893 8,336,630 565,963 37,603
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 153,283 10,453,515 (10,277,756) — — 329,042 329,042 25
Templeton Developing Markets
Trust, Class R6 ............ 812,524 78,130 (234,222) 17,676 (37,788) 636,320 26,360 —
Templeton Foreign Fund, Class R6 970,861 514,674 (236,263) 5,900 60,800 1,315,972 174,532 —
Templeton Global Total Return
Fund, Class R6 ............ 430,004 18,717 (430,072) (38,648) 19,999 —
a
— 7,241
Western Asset Core Plus Bond
Fund, Class S ............. — 2,943,799 (597,802) 1,147 (3,309) 2,343,835 194,671 28,899
b
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2020 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 2,277,644 $ (1,219,442) $ (228) $ (2,639) $ 1,055,335 268,533 $ 13,105
Total Non-Controlled Affiliates $39,735,382 $34,661,795 $(36,197,113) $2,159,246 $(317,103) $40,042,207 $476,463
Total Affiliated Securities .... $39,735,382 $34,661,795 $(36,197,113) $2,159,246 $(317,103) $40,042,207 $476,463
Franklin LifeSmart™ 2025 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 2,970,654 (170,880) (3,235) (57,974) 2,738,565 243,212 26,513
ClearBridge Large Cap Value Fund,
Class IS ................. — 9,737,741 (2,998,733) 121,257 622,049 7,482,314 194,751 67,415
Franklin Emerging Market Core
Equity (IU) Fund ........... 3,947,628 173,383 (1,043,913) 161,426 (132,355) 3,106,169 270,572 50,249
Franklin FTSE China ETF ..... 744,331 — (746,284) 5,030 (3,077) —
a
— —
Franklin FTSE Europe ETF .... 2,496,942 64,711 (1,896,843) 373,835 (76,976) 961,669 34,012 23,191
Franklin FTSE Japan ETF ..... 1,323,870 933,465 (2,303,075) 306,837 (261,097) —
a
— —
Franklin Growth Fund, Class R6 . 18,306,866 492,873 (5,543,893) 1,446,022 721,725 15,423,593 101,211 —
Franklin International Core Equity
(IU) Fund ................ 8,007,443 2,904,098 (1,942,147) 102,741 441,975 9,514,110 743,290 155,252
Franklin International Growth Fund,
Class R6 ................ 2,721,050 81,223 (979,266) 262,787 (169,455) 1,916,339 86,869 —
Franklin Liberty High Yield
Corporate ETF ............ 1,440,834 3,863,547 (1,207,612) (1,502) 1,061 4,096,328 154,989 153,279
Franklin Liberty International
Aggregate Bond ETF ........ 3,666,985 320,354 (1,128,845) (15,085) (47,131) 2,796,278 111,184 —
Franklin Liberty Investment Grade
Corporate ETF ............ 3,774,470 1,302,042 (3,148,883) (116,492) (30,733) 1,780,404 68,609 68,727
Franklin Liberty Senior Loan ETF — 3,750,619 (1,446,269) (8,309) (2,816) 2,293,225 91,729 66,037
Franklin Liberty Short Duration U.S.
Government ETF ........... 3,604,988 — (3,591,604) (10,330) (3,054) —
a
— 6,309
Franklin Liberty Systematic Style
Premia ETF .............. 586,336 155,596 (67,361) (17,012) 39,661 697,220 34,187 8,940
Franklin Liberty U.S. Core Bond
ETF .................... 24,272,456 5,934,698 (9,102,954) (133,060) (630,497) 20,340,643 803,978 362,439
Franklin Liberty U.S. Treasury Bond
ETF .................... 4,894,923 2,282,997 (3,394,055) (171,906) (1,609) 3,610,350 150,306 46,482
Franklin LibertyQ U.S. Equity ETF 12,582,170 345,414 (11,263,532) 3,017,095 (1,722,879) 2,958,268 70,151 102,045
Franklin Low Duration Total Return
Fund, Class R6 ............ 4,390,545 9,573 (4,404,425) 88,720 (84,413) —
a
— 13,670
Franklin Rising Dividends Fund,
Class R6 ................ 9,108,959 186,317 (9,646,102) 5,033,039 (4,682,213) —
a
— —
Franklin U.S. Core Equity (IU) Fund 15,790,078 14,652,401 (3,995,637) 150,060 2,919,865 29,516,767 2,003,854 137,186
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2025 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... $ 910,873 $ 21,244,956 $ (20,851,501) $ — $ — $ 1,304,328 1,304,328 $ 81
Templeton Developing Markets
Trust, Class R6 ............ 3,147,351 564,998 (549,665) 26,357 (170,284) 3,018,757 125,052 —
Templeton Foreign Fund, Class R6 3,783,721 1,493,924 (649,711) 9,601 221,097 4,858,632 644,381 —
Templeton Global Total Return
Fund, Class R6 ............ 1,346,867 22,269 (1,311,932) (134,474) 77,270 —
a
— 22,269
Western Asset Core Plus Bond
Fund, Class S ............. — 7,667,169 (1,467,858) 2,746 (1,288) 6,200,769 515,015 78,216
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 4,304,957 (1,549,140) (545) (6,961) 2,748,311 699,316 29,116
Total Non-Controlled Affiliates $130,849,686 $85,459,979 $(96,402,120) $10,495,603 $(3,040,109) $127,363,039 $1,417,416
Total Affiliated Securities .... $130,849,686 $85,459,979 $(96,402,120) $10,495,603 $(3,040,109) $127,363,039 $1,417,416
Franklin LifeSmart™ 2030 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,199,143 (279,889) (5,299) (16,381) 897,574 79,714 10,205
ClearBridge Large Cap Value Fund,
Class IS ................. — 5,900,549 (2,677,532) 161,240 324,343 3,708,600 96,528 38,167
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,499,782 288,166 (1,172,163) 143,549 (110,608) 1,648,726 143,617 31,807
Franklin FTSE China ETF ..... 502,964 69,268 (572,853) 2,991 (2,370) —
a
— —
Franklin FTSE Europe ETF .... 1,466,324 67,913 (1,223,683) 248,205 (63,137) 495,622 17,529 14,536
Franklin FTSE Japan ETF ..... 731,665 977,296 (1,742,194) 177,244 (144,011) —
a
— —
Franklin Growth Fund, Class R6 . 10,345,578 943,156 (5,211,048) 1,790,009 (339,566) 7,528,129 49,400 —
Franklin International Core Equity
(IU) Fund ................ 4,684,093 2,667,724 (2,854,536) 87,782 270,482 4,855,545 379,339 94,353
Franklin International Growth Fund,
Class R6 ................ 1,506,778 122,891 (715,583) 203,623 (135,970) 981,739 44,503 —
Franklin Liberty High Yield
Corporate ETF ............ 523,376 1,990,061 (1,177,888) (977) (131) 1,334,441 50,490 64,388
Franklin Liberty International
Aggregate Bond ETF ........ 1,252,548 396,860 (722,944) (7,817) (11,914) 906,733 36,053 —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,368,125 422,930 (1,157,265) (38,005) (12,403) 583,382 22,481 28,479
Franklin Liberty Senior Loan ETF — 1,402,107 (649,807) (4,113) (712) 747,475 29,899 23,546
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,336,287 — (1,331,326) (3,830) (1,131) —
a
— 2,339
Franklin Liberty Systematic Style
Premia ETF .............. 284,567 114,971 (111,708) (28,183) 41,414 301,061 14,762 4,755
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2030 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty U.S. Core Bond
ETF .................... $ 8,612,136 $ 3,716,470 $ (5,418,549) $ (76,154) $ (208,845) $ 6,625,058 261,860 $ 154,227
Franklin Liberty U.S. Treasury Bond
ETF .................... 1,734,123 665,761 (1,164,219) (56,177) (4,141) 1,175,347 48,932 19,049
Franklin LibertyQ U.S. Equity ETF 7,291,097 401,348 (7,016,512) 1,791,811 (1,022,620) 1,445,124 34,269 58,949
Franklin Low Duration Total Return
Fund, Class R6 ............ 1,566,968 3,427 (1,572,014) 48,336 (46,717) —
a
— 4,960
Franklin Rising Dividends Fund,
Class R6 ................ 5,244,910 193,387 (5,660,900) 1,980,736 (1,758,133) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,352,120 9,202,749 (6,107,336) 330,148 1,674,645 14,452,326 981,149 81,893
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 461,257 17,336,992 (17,168,012) — — 630,237 630,237 44
Templeton Developing Markets
Trust, Class R6 ............ 2,067,967 414,336 (820,028) 55,396 (115,752) 1,601,919 66,360 —
Templeton Foreign Fund, Class R6 2,171,717 1,435,754 (1,303,253) 7,854 168,513 2,480,585 328,990 —
Templeton Global Total Return
Fund, Class R6 ............ 663,118 93,398 (726,015) (56,934) 26,433 —
a
— 11,904
Western Asset Core Plus Bond
Fund, Class S ............. — 3,403,926 (1,318,347) 4,447 6,345 2,096,371 174,117 31,681
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 1,205,143 (291,207) (741) (2,264) 910,931 231,789 5,933
Total Non-Controlled Affiliates $65,667,500 $54,635,726 $(70,166,811) $6,755,141 $(1,484,631) $55,406,925 $681,215
Total Affiliated Securities .... $65,667,500 $54,635,726 $(70,166,811) $6,755,141 $(1,484,631) $55,406,925 $681,215
Franklin LifeSmart™ 2035 Retirement Target Fund
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 1,917,056 (320,130) (6,061) (23,638) 1,567,227 139,185 16,885
ClearBridge Large Cap Value Fund,
Class IS ................. — 12,984,819 (5,558,697) 268,957 733,348 8,428,427 219,376 82,160
Franklin Emerging Market Core
Equity (IU) Fund ........... 6,231,816 280,852 (2,191,933) 287,546 (219,081) 4,389,200 382,335 79,982
Franklin FTSE China ETF ..... 1,174,547 — (1,177,628) 7,937 (4,856) —
a
— —
Franklin FTSE Europe ETF .... 3,285,049 55,051 (2,622,956) 508,864 (97,633) 1,128,375 39,908 31,701
Franklin FTSE Japan ETF ..... 1,741,892 1,694,669 (3,493,342) 371,576 (314,795) —
a
— —
Franklin Growth Fund, Class R6 . 22,993,541 489,406 (9,283,678) 4,061,413 (1,037,047) 17,223,635 113,023 —
Franklin International Core Equity
(IU) Fund ................ 10,556,792 4,784,399 (4,579,074) 177,468 580,959 11,520,544 900,042 206,330
Franklin International Growth Fund,
Class R6 ................ 3,316,469 202,607 (1,435,937) 438,072 (298,879) 2,222,332 100,740 —
Franklin Liberty High Yield
Corporate ETF ............ 744,748 3,132,341 (1,921,268) 4,486 361 1,960,668 74,184 93,091
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2035 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty International
Aggregate Bond ETF ........ $ 2,040,407 $ 230,207 $ (640,401) $ (5,710) $ (25,215) $ 1,599,288 63,590 $ —
Franklin Liberty Investment Grade
Corporate ETF ............ 1,950,538 269,352 (1,306,158) (44,034) (24,143) 845,555 32,584 38,587
Franklin Liberty Senior Loan ETF — 2,335,546 (1,230,297) (6,155) (1,194) 1,097,900 43,916 37,813
Franklin Liberty Short Duration U.S.
Government ETF ........... 1,924,575 — (1,917,430) (5,771) (1,374) —
a
— 3,368
Franklin Liberty Systematic Style
Premia ETF .............. 577,980 190,444 (152,583) (38,534) 61,096 638,403 31,303 9,248
Franklin Liberty U.S. Core Bond
ETF .................... 11,028,501 5,460,489 (6,595,601) (57,364) (301,922) 9,534,103 376,842 199,179
Franklin Liberty U.S. Treasury Bond
ETF .................... 2,391,313 1,289,861 (1,868,170) (94,332) 9,567 1,728,239 71,950 24,113
Franklin LibertyQ U.S. Equity ETF 16,257,690 84,651 (14,659,488) 4,040,276 (2,421,092) 3,302,037 78,303 128,210
Franklin Low Duration Total Return
Fund, Class R6 ............ 2,225,009 4,866 (2,232,174) 34,331 (32,032) —
a
— 7,042
Franklin Rising Dividends Fund,
Class R6 ................ 11,680,863 — (12,070,198) 6,121,810 (5,732,475) —
a
— —
Franklin U.S. Core Equity (IU) Fund 20,803,766 15,281,947 (9,701,653) 477,040 3,791,332 30,652,432 2,080,953 177,891
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 150,290 22,003,293 (20,860,119) — — 1,293,464 1,293,464 81
Templeton Developing Markets
Trust, Class R6 ............ 5,118,546 376,987 (997,585) 86,804 (280,170) 4,304,582 178,317 —
Templeton Foreign Fund, Class R6 4,681,872 2,539,069 (1,674,504) (21,209) 359,894 5,885,122 780,520 —
Templeton Global Total Return
Fund, Class R6 ............ 1,350,909 22,336 (1,315,869) (114,738) 57,362 —
a
— 22,336
Western Asset Core Plus Bond
Fund, Class S ............. — 4,797,005 (1,801,767) 4,602 2,950 3,002,790 249,402 41,541
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 1,603,714 (283,723) (722) (3,334) 1,315,935 334,843 8,120
Total Non-Controlled Affiliates $132,227,113 $82,030,967 $(111,892,363) $16,496,552 $(5,222,011) $113,640,258 $1,207,678
Total Affiliated Securities .... $132,227,113 $82,030,967 $(111,892,363) $16,496,552 $(5,222,011) $113,640,258 $1,207,678
Franklin LifeSmart™ 2040 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 6,281,108 (3,531,300) 192,754 297,990 3,240,552 84,345 36,544
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,703,240 193,783 (1,212,284) 141,903 (113,819) 1,712,823 149,201 38,290
Franklin FTSE China ETF ..... 508,944 108,733 (617,915) 2,342 (2,104) —
a
— —
Franklin FTSE Europe ETF .... 1,505,969 59,324 (1,320,684) 250,964 (57,914) 437,659 15,479 15,763
Franklin FTSE Japan ETF ..... 803,196 873,805 (1,705,589) 177,769 (149,181) —
a
— —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2040 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Growth Fund, Class R6 . $ 10,560,384 $ 922,125 $ (6,497,615) $ 2,400,689 $ (901,826) $ 6,483,757 42,547 $ —
Franklin International Core Equity
(IU) Fund ................ 4,999,128 2,919,063 (3,831,903) 156,276 240,564 4,483,128 350,244 99,155
Franklin International Growth Fund,
Class R6 ................ 1,580,855 216,799 (1,023,343) 293,148 (202,677) 864,782 39,201 —
Franklin Liberty High Yield
Corporate ETF ............ 189,800 1,137,122 (915,758) 2,750 (314) 413,600 15,649 27,350
Franklin Liberty Investment Grade
Corporate ETF ............ 496,944 131,320 (434,034) (13,685) (2,294) 178,251 6,869 9,892
Franklin Liberty Senior Loan ETF — 667,093 (433,997) (2,162) (184) 230,750 9,230 10,229
Franklin Liberty Short Duration U.S.
Government ETF ........... 488,325 — (486,513) (1,569) (243) —
a
— 855
Franklin Liberty Systematic Style
Premia ETF .............. 242,300 111,159 (145,407) (36,310) 45,702 217,444 10,662 4,051
Franklin Liberty U.S. Core Bond
ETF .................... 2,884,293 2,120,660 (2,903,816) (17,896) (71,081) 2,012,160 79,532 51,769
Franklin Liberty U.S. Treasury Bond
ETF .................... 609,526 369,000 (593,424) (28,488) 7,889 364,503 15,175 6,354
Franklin LibertyQ U.S. Equity ETF 7,510,669 387,540 (7,469,040) 1,940,392 (1,128,920) 1,240,641 29,420 58,113
Franklin Low Duration Total Return
Fund, Class R6 ............ 567,043 1,240 (568,869) 8,030 (7,444) —
a
— 1,795
Franklin Rising Dividends Fund,
Class R6 ................ 5,240,035 221,186 (5,684,646) 1,890,226 (1,666,801) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,792,410 6,128,795 (6,818,784) 456,629 1,655,075 11,214,125 761,312 83,934
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 137,383 16,756,886 (16,455,938) — — 438,331 438,331 36
Templeton Developing Markets
Trust, Class R6 ............ 2,174,948 1,121,936 (1,516,829) 48,264 (136,400) 1,691,919 70,088 —
Templeton Foreign Fund, Class R6 2,153,890 2,117,240 (2,229,316) 27,976 158,923 2,228,713 295,585 —
Western Asset Core Plus Bond
Fund, Class S ............. — 1,201,976 (560,449) 2,537 (3,439) 640,625 53,208 8,973
b
Western Asset Short-Term Bond
Fund, Class IS ............ — 453,473 (172,729) (440) (658) 279,646 71,157 2,110
Total Non-Controlled Affiliates $55,149,282 $44,501,366 $(67,130,182) $7,892,099 $(2,039,156) $38,373,409 $455,213
Total Affiliated Securities .... $55,149,282 $44,501,366 $(67,130,182) $7,892,099 $(2,039,156) $38,373,409 $455,213
Franklin LifeSmart™ 2045 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 10,538,120 (4,504,512) 241,368 600,707 6,875,683 178,961 68,773
Franklin Emerging Market Core
Equity (IU) Fund ........... 5,125,258 500,183 (1,512,250) 140,347 (139,937) 4,113,601 358,328 75,334
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2045 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin FTSE China ETF ..... $ 966,198 $ 91,014 $ (1,058,828) $ 5,610 $ (3,994) $ —
a
— $ —
Franklin FTSE Europe ETF .... 2,648,329 158,840 (2,170,548) 398,061 (60,770) 973,912 34,445 28,656
Franklin FTSE Japan ETF ..... 1,342,125 2,147,444 (3,535,562) 289,109 (243,116) —
a
— —
Franklin Growth Fund, Class R6 . 19,573,768 336,187 (8,645,265) 3,730,147 (1,110,339) 13,884,498 91,112 —
Franklin International Core Equity
(IU) Fund ................ 8,702,913 4,995,419 (4,357,812) 142,773 468,285 9,951,578 777,467 177,562
Franklin International Growth Fund,
Class R6 ................ 2,798,056 233,835 (1,247,454) 372,168 (237,363) 1,919,242 87,001 —
Franklin Liberty Systematic Style
Premia ETF .............. 414,809 144,082 (132,184) (33,366) 49,623 442,964 21,720 6,724
Franklin Liberty U.S. Core Bond
ETF .................... 1,614,658 2,725,724 (2,779,784) (9,828) (45,850) 1,504,920 59,483 34,165
Franklin LibertyQ U.S. Equity ETF 13,815,338 — (12,561,669) 3,406,159 (1,998,817) 2,661,011 63,102 108,400
Franklin Rising Dividends Fund,
Class R6 ................ 9,742,984 154,346 (10,321,191) 4,723,981 (4,300,120) —
a
— —
Franklin U.S. Core Equity (IU) Fund 17,842,471 7,780,836 (5,049,460) 339,139 3,214,680 24,127,666 1,637,995 151,466
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 57,646 16,246,877 (15,567,191) — — 737,332 737,332 56
Templeton Developing Markets
Trust, Class R6 ............ 4,089,916 1,715,983 (1,500,006) (61,208) (181,238) 4,063,447 168,328 —
Templeton Foreign Fund, Class R6 4,023,269 3,033,275 (2,452,316) 25,022 305,104 4,934,354 654,424 —
Western Asset Core Plus Bond
Fund, Class S ............. — 2,153,500 (591,309) 5,101 (9,010) 1,558,282 129,426 28,067
b
Total Non-Controlled Affiliates $92,757,738 $52,955,665 $(77,987,341) $13,714,583 $(3,692,155) $77,748,490 $679,203
Total Affiliated Securities .... $92,757,738 $52,955,665 $(77,987,341) $13,714,583 $(3,692,155) $77,748,490 $679,203
Franklin LifeSmart™ 2050 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 5,894,216 (3,533,520) 220,642 276,441 2,857,779 74,383 34,945
Franklin Emerging Market Core
Equity (IU) Fund ........... 2,749,839 603,370 (1,589,103) 129,576 (108,687) 1,784,995 155,487 42,186
Franklin FTSE China ETF ..... 558,248 13,693 (573,267) 4,600 (3,274) —
a
— —
Franklin FTSE Europe ETF .... 1,526,769 200,373 (1,510,872) 267,990 (58,391) 425,869 15,062 16,093
Franklin FTSE Japan ETF ..... 772,464 1,145,761 (1,939,789) 165,787 (144,223) —
a
— —
Franklin Growth Fund, Class R6 . 10,032,925 748,697 (6,482,410) 2,516,241 (996,397) 5,819,056 38,185 —
Franklin International Core Equity
(IU) Fund ................ 5,008,274 3,071,448 (4,130,881) 195,989 220,285 4,365,115 341,025 102,564
Franklin International Growth Fund,
Class R6 ................ 1,525,111 622,132 (1,422,440) 318,203 (200,988) 842,018 38,169 —
Franklin Liberty Systematic Style
Premia ETF .............. 208,879 96,903 (134,212) (33,447) 43,386 181,509 8,900 3,685
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2050 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Franklin Liberty U.S. Core Bond
ETF .................... $ 347,612 $ 704,125 $ (1,041,572) $ 3,449 $ (13,614) $ —
a
— $ 2,558
Franklin LibertyQ U.S. Equity ETF 7,526,545 317,713 (7,570,674) 1,961,262 (1,119,534) 1,115,312 26,448 56,668
Franklin Rising Dividends Fund,
Class R6 ................ 5,121,977 454,070 (5,791,678) 1,799,506 (1,583,875) —
a
— —
Franklin U.S. Core Equity (IU) Fund 9,397,730 4,810,778 (6,322,569) 712,896 1,353,121 9,951,956 675,625 80,827
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 11,425,659 (11,036,461) — — 389,198 389,198 32
Templeton Developing Markets
Trust, Class R6 ............ 2,163,284 1,186,019 (1,464,815) 6,944 (127,137) 1,764,295 73,086 —
Templeton Foreign Fund, Class R6 2,197,341 2,013,596 (2,231,733) 37,353 153,609 2,170,166 287,820 —
Western Asset Core Plus Bond
Fund, Class S ............. — 315,913 (135,131) 1,424 (1,046) 181,160 15,046 4,278
b
Total Non-Controlled Affiliates $49,136,998 $33,624,466 $(56,911,127) $8,308,415 $(2,310,324) $31,848,428 $343,836
Total Affiliated Securities .... $49,136,998 $33,624,466 $(56,911,127) $8,308,415 $(2,310,324) $31,848,428 $343,836
Franklin LifeSmart™ 2055 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 3,622,760 (2,043,214) 115,946 172,410 1,867,902 48,618 21,177
Franklin Emerging Market Core
Equity (IU) Fund ........... 1,532,282 650,039 (1,021,156) 47,764 (45,016) 1,163,913 101,386 25,226
Franklin FTSE China ETF ..... 314,018 21,747 (336,370) 2,555 (1,950) —
a
— —
Franklin FTSE Europe ETF .... 837,553 168,519 (847,118) 142,340 (22,848) 278,446 9,848 9,724
Franklin FTSE Japan ETF ..... 434,996 689,332 (1,137,150) 91,598 (78,776) —
a
— —
Franklin Growth Fund, Class R6 . 5,738,706 473,529 (3,316,764) 873,703 22,213 3,791,387 24,880 —
Franklin International Core Equity
(IU) Fund ................ 2,803,333 2,113,262 (2,291,894) 30,099 197,332 2,852,132 222,823 60,941
Franklin International Growth Fund,
Class R6 ................ 863,616 390,779 (781,200) 153,642 (76,818) 550,019 24,933 —
Franklin Liberty Systematic Style
Premia ETF .............. 111,075 70,198 (68,382) (17,021) 22,805 118,675 5,819 2,187
Franklin Liberty U.S. Core Bond
ETF .................... 224,001 383,712 (601,989) 1,362 (7,086) —
a
— 1,466
Franklin LibertyQ U.S. Equity ETF 4,237,997 366,622 (4,368,192) 986,986 (496,782) 726,631 17,231 34,374
Franklin Rising Dividends Fund,
Class R6 ................ 2,867,319 352,461 (3,346,885) 840,470 (713,365) —
a
— —
Franklin U.S. Core Equity (IU) Fund 5,291,921 3,220,355 (3,156,269) 236,565 949,827 6,542,399 444,155 48,076
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... 222,738 7,793,514 (7,762,115) — — 254,137 254,137 22
Templeton Developing Markets
Trust, Class R6 ............ 1,207,703 841,627 (810,506) (33,642) (52,117) 1,153,065 47,766 —
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin LifeSmart™ 2055 Retirement Target Fund (continued)
Non-Controlled Affiliates
(continued)
Templeton Foreign Fund, Class R6 $ 1,298,745 $ 1,369,340 $ (1,363,358) $ 8,828 $ 100,367 $ 1,413,922 187,523 $ —
Western Asset Core Plus Bond
Fund, Class S ............. — 212,051 (93,095) 781 (688) 119,049 9,888 2,563
b
Total Non-Controlled Affiliates $27,986,003 $22,739,847 $(33,345,657) $3,481,976 $(30,492) $20,831,677 $205,756
Total Affiliated Securities .... $27,986,003 $22,739,847 $(33,345,657) $3,481,976 $(30,492) $20,831,677 $205,756
Franklin LifeSmart™ 2060 Retirement Target Fund
Non-Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 132,304 (21,737) 44 7,222 117,833 3,067 858
Franklin Emerging Market Core
Equity (IU) Fund ........... — 93,184 (15,083) (294) (3,324) 74,483 6,488 837
Franklin FTSE Europe ETF .... — 39,530 (25,356) 2,569 1,070 17,813 630 319
Franklin Growth Fund, Class R6 . — 260,902 (48,899) (678) 25,657 236,982 1,555 —
Franklin International Core Equity
(IU) Fund ................ — 187,851 (16,412) 81 4,882 176,402 13,781 2,012
Franklin International Growth Fund,
Class R6 ................ — 50,005 (17,633) 568 1,051 33,991 1,541 —
Franklin Liberty Systematic Style
Premia ETF .............. — 6,996 — — 142 7,138 350 72
Franklin Liberty U.S. Core Bond
ETF .................... — 17,890 (17,780) (110) — —
a
— 31
Franklin LibertyQ U.S. Equity ETF — 180,707 (151,504) 10,902 5,312 45,417 1,077 1,304
Franklin Rising Dividends Fund,
Class R6 ................ — 114,360 (120,722) 6,362 — —
a
— —
Franklin U.S. Core Equity (IU) Fund — 350,950 (26,803) 303 31,882 356,332 24,191 1,584
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 240,279 (240,279) — — —
a
— 1
Templeton Developing Markets
Trust, Class R6 ............ — 86,050 (8,329) (495) (6,197) 71,029 2,942 —
Templeton Foreign Fund, Class R6 — 104,906 (19,729) 356 2,842 88,375 11,721 —
Western Asset Core Plus Bond
Fund, Class S ............. — 7,230 — — (51) 7,179 596 90
b
Total Non-Controlled Affiliates $— $1,873,144 $(730,266) $19,608 $70,488 $1,232,974 $7,108
Total Affiliated Securities .... $— $1,873,144 $(730,266) $19,608 $70,488 $1,232,974 $7,108
Franklin Moderate Allocation Fund
Controlled Affiliates
ClearBridge Large Cap Value Fund,
Class IS ................. — 153,920,304 (33,002,573) 638,940 10,594,047 132,150,718 3,439,633 1,097,470
Franklin Emerging Market Core
Equity (IU) Fund ........... 40,977,794 2,672,941 (6,795,351) 1,108,560 (1,068,171) 36,895,773 3,213,917 545,158
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Controlled Affiliates (continued)
Franklin Liberty International
Aggregate Bond ETF ........ $ 60,473,317 $ 524,119 $ (28,279,764) $ (376,788) $ (677,311) $ 31,663,573 1,258,989 $ —
Franklin U.S. Core Equity (IU) Fund 258,629,036 199,690,922 — — 46,823,358 505,143,316 34,293,504 2,224,934
Total Controlled Affiliates .... $360,080,147 $356,808,286 $(68,077,688) $1,370,712 $55,671,923 $705,853,380 $3,867,562
Non-Controlled Affiliates
BrandywineGLOBAL - Global
Opportunities Bond Fund, Class IS — 31,047,609 — — (777,371) 30,270,238 2,688,298 277,503
Franklin FTSE China ETF ..... 7,797,976 2,292,275 (10,087,578) 29,564 (32,237) —
a
— —
Franklin FTSE Europe ETF .... 30,926,256 368,218 (21,983,238) 3,709,185 (653,538) 12,366,883 437,388 276,263
Franklin FTSE Japan ETF ..... 15,981,407 3,621,102 (19,904,278) 2,208,268 (1,906,499) —
a
— —
Franklin Growth Fund, Class R6 . 284,751,290 — (46,839,954) 18,552,505 14,085,873 270,549,714 1,775,377 —
Franklin International Core Equity
(IU) Fund ................ 101,306,605 13,947,654 (433,381) 29,549 7,834,324 122,684,751 9,584,746 2,031,361
Franklin International Growth Fund,
Class R6 ................ 33,224,578 433,895 (9,454,652) 3,065,382 (2,202,670) 25,066,533 1,136,289 —
Franklin Liberty High Yield
Corporate ETF ............ 18,947,477 45,237,980 (6,519,559) (40,638) (65,226) 57,560,034 2,177,846 1,968,066
Franklin Liberty Investment Grade
Corporate ETF ............ 50,810,800 7,393,838 (30,848,116) (1,136,541) (718,916) 25,501,065 982,700 1,029,521
Franklin Liberty Senior Loan ETF — 44,888,655 (12,352,284) (79,160) (44,136) 32,413,075 1,296,523 811,623
Franklin Liberty Short Duration U.S.
Government ETF ........... 48,229,275 — (48,050,217) (156,176) (22,882) —
a
— 84,405
Franklin Liberty Systematic Style
Premia ETF .............. 8,282,421 2,024,657 — — 318,352 10,625,430 521,000 124,252
Franklin Liberty U.S. Core Bond
ETF .................... 295,876,084 56,225,759 (56,976,383) (61,971) (9,606,676) 285,456,813 11,282,878 4,921,148
Franklin Liberty U.S. Treasury Bond
ETF .................... 59,426,589 3,878,599 (9,927,817) (520,459) (1,702,455) 51,154,457 2,129,661 742,708
Franklin LibertyQ U.S. Equity ETF 204,062,468 31,231,537 (205,890,074) 45,985,967 (24,026,163) 51,363,735 1,218,016 1,603,665
Franklin Low Duration Total Return
Fund, Class R6 ............ 54,722,180 119,672 (54,898,391) 527,390 (470,851) —
a
— 173,227
Franklin Rising Dividends Fund,
Class R6 ................ 145,564,206 — (150,002,629) 86,378,516 (81,940,093) —
a
— —
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% ....... — 194,299,576 (180,977,520) — — 13,322,056 13,322,056 921
Templeton Developing Markets
Trust, Class R6 ............ 33,342,978 2,999,790 — — (1,557,741) 34,785,027 1,440,970 —
Templeton Foreign Fund, Class R6 44,361,410 17,104,265 (1,635,597) 218,394 2,681,563 62,730,035 8,319,633 —
Templeton Global Total Return
Fund, Class R6 ............ 19,342,865 319,814 (18,841,144) (2,197,026) 1,375,491 —
a
— 319,814
Western Asset Core Plus Bond
Fund, Class S ............. — 101,940,220 (1,046,865) 12,985 (273,225) 100,633,115 8,358,245 1,101,219
b
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
6. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Dividend
Income
a a a a a a a a a
Franklin Moderate Allocation Fund (continued)
Non-Controlled Affiliates
(continued)
Western Asset Short-Term Bond
Fund, Class IS ............ $ — $ 38,664,373 $ — $ — $ (97,754) $ 38,566,619 9,813,389 $ 203,746
Total Non-Controlled Affiliates $1,456,956,865 $598,039,488 $(886,669,677) $156,525,734 $(99,802,830) $1,225,049,580 $15,669,442
Total Affiliated Securities .... $1,817,037,012 $954,847,774 $(954,747,365) $157,896,446 $(44,130,907) $1,930,902,960 $19,537,004
a
As of September 30, 2021, no longer held by the fund.
b
Dividend income includes capital gain distributions received, if any, from underlying funds.
Level 1 Level 2 Level 3 Total
Franklin Conservative Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,307,574,887 $ — $ — $ 1,307,574,887
Short Term Investments ................... 7,625,312 888,964 — 8,514,276
Total Investments in Securities ........... $1,315,200,199 $888,964 $— $1,316,089,163
Franklin Corefolio Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... 1,030,951,565 — — 1,030,951,565
Short Term Investments ................... 441,278 — — 441,278
Total Investments in Securities ........... $1,031,392,843 $— $— $1,031,392,843
5. Investments in FT Underlying Funds
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 26,819,520 $ — $ — $ 26,819,520
Air Freight & Logistics ................... 11,763,660 16,303,847 — 28,067,507
Automobiles .......................... — 30,404,575 — 30,404,575
Banks ............................... 116,992,726 40,269,691 — 157,262,417
Beverages ........................... 47,278,953 — — 47,278,953
Biotechnology ......................... 29,340,640 — — 29,340,640
Building Products ...................... 14,675,250 — — 14,675,250
Capital Markets ........................ 46,725,933 5,038,910 — 51,764,843
Chemicals ........................... 12,908,720 13,417,840 — 26,326,560
Communications Equipment .............. 13,199,275 — — 13,199,275
Diversified Telecommunication Services ..... 10,829,005 — — 10,829,005
Electric Utilities ........................ 47,140,520 10,723,960 — 57,864,480
Electrical Equipment .................... — 15,740,416 — 15,740,416
Electronic Equipment, Instruments &
Components ........................ 12,761,460 — — 12,761,460
Entertainment ......................... 12,375,750 15,340,040 — 27,715,790
Equity Real Estate Investment Trusts (REITs) . 36,685,335 — — 36,685,335
Food & Staples Retailing ................. 15,359,676 — — 15,359,676
Food Products ........................ 14,545,000 16,587,043 — 31,132,043
Health Care Equipment & Supplies ......... 26,288,540 — — 26,288,540
Health Care Providers & Services .......... 47,962,040 — — 47,962,040
Hotels, Restaurants & Leisure ............. 12,778,830 — — 12,778,830
Household Durables .................... — 22,936,474 — 22,936,474
Household Products .................... 25,164,000 — — 25,164,000
Industrial Conglomerates ................ 23,456,940 32,452,309 — 55,909,249
Insurance ............................ 29,891,767 26,288,874 — 56,180,641
Interactive Media & Services .............. 67,932,780 13,730,626 — 81,663,406
Internet & Direct Marketing Retail .......... 54,039,270 — — 54,039,270
IT Services ........................... 46,476,372 16,625,381 — 63,101,753
Life Sciences Tools & Services ............ 11,762,690 — — 11,762,690
Machinery ............................ 33,753,223 10,942,979 — 44,696,202
Marine .............................. — 15,307,879 — 15,307,879
Media ............................... 12,175,961 — — 12,175,961
Metals & Mining ....................... 22,838,450 41,903,895 — 64,742,345
Multiline Retail ........................ 25,204,928 — — 25,204,928
Multi-Utilities .......................... 10,953,000 9,698,386 — 20,651,386
Oil, Gas & Consumable Fuels ............. 45,016,015 44,265,383 — 89,281,398
Personal Products ..................... — 10,122,748 — 10,122,748
Pharmaceuticals ....................... 51,075,440 68,085,153 — 119,160,593
Road & Rail .......................... 31,979,977 — — 31,979,977
Semiconductors & Semiconductor Equipment . 130,839,331 17,450,261 — 148,289,592
Software ............................. 154,583,290 — — 154,583,290
Specialty Retail ........................ 95,010,246 — — 95,010,246
Technology Hardware, Storage & Peripherals . 35,375,000 — — 35,375,000
Textiles, Apparel & Luxury Goods .......... 17,427,600 — — 17,427,600
Trading Companies & Distributors .......... — 18,221,217 — 18,221,217
Wireless Telecommunication Services ....... — 13,771,740 — 13,771,740
Management Investment Companies ......... 279,582,232 — — 279,582,232
Corporate Bonds ........................ — 136,036,605 — 136,036,605
Foreign Government and Agency Securities .... — 254,560,734 — 254,560,734
U.S. Government and Agency Securities ....... — 216,434,456 — 216,434,456
Mortgage-Backed Securities ................ — 65,470,188 — 65,470,188
Short Term Investments ................... 256,542,115 — — 256,542,115
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin Global Allocation Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments
Total Investments in Securities ........... $2,017,511,460 $1,198,131,610
a
$— $3,215,643,070
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 5,337,122 $ — $ 5,337,122
Total Other Financial Instruments ......... $— $5,337,122 $— $5,337,122
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 48,272 $ — $ 48,272
Level 1 Level 2 Level 3 Total
Franklin Growth Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,437,607,393 $ — $ — $ 1,437,607,393
Short Term Investments ................... 7,558,321 — — 7,558,321
Total Investments in Securities ........... $1,445,165,714 $— $— $1,445,165,714
Franklin LifeSmart™ Retirement Income Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 49,433,742 $ — $ — $ 49,433,742
Index-Linked Notes ...................... — 6,103,816 — 6,103,816
Short Term Investments ................... 382,601 — — 382,601
Total Investments in Securities ........... $49,816,343 $6,103,816 $— $55,920,159
Franklin LifeSmart™ 2020 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 42,684,051 $ — $ — $ 42,684,051
Short Term Investments ................... 329,042 — — 329,042
Total Investments in Securities ........... $43,013,093 $— $— $43,013,093
Franklin LifeSmart™ 2025 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 135,388,748 $ — $ — $ 135,388,748
Short Term Investments ................... 1,304,328 — — 1,304,328
Total Investments in Securities ........... $136,693,076 $— $— $136,693,076
Franklin LifeSmart™ 2030 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 58,806,716 $ — $ — $ 58,806,716
Short Term Investments ................... 630,237 — — 630,237
Total Investments in Securities ........... $59,436,953 $— $— $59,436,953
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Level 1 Level 2 Level 3 Total
Franklin LifeSmart™ 2035 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ $ 122,749,714 $ $ — $ $ — $ $ 122,749,714
Short Term Investments ................... 1,293,464 — — 1,293,464
Total Investments in Securities ........... $124,043,178 $— $— $124,043,178
Franklin LifeSmart™ 2040 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 41,851,787 $ — $ — $ 41,851,787
Short Term Investments ................... 438,331 — — 438,331
Total Investments in Securities ........... $42,290,118 $— $— $42,290,118
Franklin LifeSmart™ 2045 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 84,637,157 $ — $ — $ 84,637,157
Short Term Investments ................... 737,332 — — 737,332
Total Investments in Securities ........... $85,374,489 $— $— $85,374,489
Franklin LifeSmart™ 2050 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 34,880,107 $ — $ — $ 34,880,107
Short Term Investments ................... 389,198 — — 389,198
Total Investments in Securities ........... $35,269,305 $— $— $35,269,305
Franklin LifeSmart™ 2055 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 22,729,894 $ — $ — $ 22,729,894
Short Term Investments ................... 254,137 — — 254,137
Total Investments in Securities ........... $22,984,031 $— $— $22,984,031
Franklin LifeSmart™ 2060 Retirement Target Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 1,420,362 $ — $ — $ 1,420,362
Total Investments in Securities ........... $1,420,362 $— $— $1,420,362
Franklin Moderate Allocation Fund
Assets:
Investments in Securities:
a
Investments in Underlying Funds and Exchange
Traded Funds .......................... $ 2,064,981,221 $ — $ — $ 2,064,981,221
Short Term Investments ................... 13,322,056 — — 13,322,056
Total Investments in Securities ........... $2,078,303,277 $— $— $2,078,303,277
a
For detailed categories, see the accompanying Statement of Investments.
b
Includes foreign securities valued at $525,629,627, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
6. Fair Value Measurements
(continued)

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.

Franklin Fund Allocator Series
Notes to Statements of Investments (unaudited)

Quarterly Statements of Investments
Abbreviations
Counterparty
BZWS
Barclays Bank plc
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
Cu r rency
AUD
Australian Dollar
CAD
Canadian Dollar
EUR
Euro
GBP
British Pound
JPY
Japanese Yen
USD
United States Dollar
Selected Portfolio
ADR American Depositary Receipt
ETF Exchange-Traded Fund
FRN Floating Rate Note
GNMA Government National Mortgage Association
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.